UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2010

Item 1. Reports to Stockholders

Fidelity®
Strategic Real Return
Fund

Annual Report

September 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities staged a rally during the third quarter of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remained about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Life of fundA
Fidelity® Strategic Real Return Fund	12.81%	2.78%	3.05%

A From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Real Return Fund, a class of the fund, on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. TIPS Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Improvement in credit market conditions and generally neutral inflationary expectations provided a supportive backdrop for fixed-income categories during the 12 months ending September 30, 2010. Riskier segments of the market fared best, beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the year. Meanwhile, higher-quality fixed-income instruments also produced solid returns, due in large part to strong demand during the second half of the period, when the economic outlook became less certain. Among the benchmark indexes for Fidelity® Strategic Real Return Fund's core asset classes, real estate equity and high-yield debt securities posted the strongest results, with the Dow Jones U.S. Select Real Estate Securities IndexSM and The BofA Merrill Lynch US Real Estate IndexSM advancing 30.06% and 18.57%, respectively. Floating-rate bank debt benefited from a declining default rate and favorable supply/demand dynamics, and the S&P®/LSTA Leveraged Performing Loan Index rose 10.44%. Commodities also performed well, as expressed by the 10.01% gain of the Dow Jones-UBS Commodity Index Total Return. Elsewhere, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) returned 8.89%.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Managers of Fidelity Strategic Real Return Fund: The fund's Retail Class shares advanced 12.81% for the year, modestly underperforming the 13.20% return of the Fidelity Strategic Real Return Composite Index, but outpacing the Barclays Capital TIPS index. Successful asset allocation, particularly during the first half of the period, helped lift results versus the Composite index. An overweighting in real estate securities - especially within the high-yield debt category - made the biggest contribution, while underweighted positions in TIPS and commodities also proved rewarding. Within the individual subportfolios, absolute returns were strong, but relative results varied. Security selection within the fund's commodities subportfolio hurt results the most. The real estate debt category managed a healthy double-digit return for the period, but still lagged its index. Elsewhere, the fund benefited from favorable results within the real estate equity subportfolio, which achieved the largest absolute return. The floating-rate debt component - represented by an investment in Fidelity Floating Rate Central Fund - also outpaced its benchmark for the period. Lastly, the fund's less-volatile inflation-protected bond sleeve produced the smallest, albeit still solid, absolute return for the period, exactly in line with its index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,052.10	$ 5.25
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.17
Class T	1.03%
Actual		$ 1,000.00	$ 1,052.10	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.22
Class B	1.75%
Actual		$ 1,000.00	$ 1,048.80	$ 8.99
Hypothetical A		$ 1,000.00	$ 1,016.29	$ 8.85
Class C	1.77%
Actual		$ 1,000.00	$ 1,047.80	$ 9.09
Hypothetical A		$ 1,000.00	$ 1,016.19	$ 8.95
Strategic Real Return	.73%
Actual		$ 1,000.00	$ 1,054.30	$ 3.76
Hypothetical A		$ 1,000.00	$ 1,021.41	$ 3.70
Class F	.60%
Actual		$ 1,000.00	$ 1,055.50	$ 3.09
Hypothetical A		$ 1,000.00	$ 1,022.06	$ 3.04
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,053.20	$ 3.91
Hypothetical A		$ 1,000.00	$ 1,021.26	$ 3.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2010	As of March 31, 2010
Commodity-Linked Notes and Related Investments *	25.6%	23.7%
Inflation-Protected Securities and Related Investments	26.3%	26.3%
Floating Rate High Yield	25.3%	25.7%
Real Estate Investments	22.0%	22.9%
Cash & Cash Equivalents	0.6%	1.1%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in cash and cash equivalents to match the cash component of the DJ-UBSCITR. The value of commodity-linked notes will change directly based on the performance of the index.

Quality Diversification (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
U.S. Government and U.S. Government Agency Obligations 26.3%	U.S. Government and U.S. Government Agency Obligations 26.3%
AAA 1.0%	AAA 1.1%
AA 0.3%	AA 0.5%
A 0.3%	A 0.4%
BBB 2.0%	BBB 3.3%
BB and Below 19.9%	BB and Below 21.2%
Not Rated 8.4%	Not Rated 6.2%
Structured Notes (including Commodity-Linked Notes) 9.1%	Structured Notes (including Commodity-Linked Notes) 7.7%
Equities 14.8%	Equities 15.2%
Short-Term Investments and Net Other Assets 17.9%	Short-Term Investments and Net Other Assets 18.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of September 30, 2010*		As of March 31, 2010**
	Stocks 14.8%		Stocks 15.2%
	U.S. Government and U.S. Government Agency Obligations 26.3%		U.S. Government and U.S. Government Agency Obligations 26.3%
	Corporate Bonds 5.7%		Corporate Bonds 6.5%
	Asset-Backed Securities 0.9%		Asset-Backed Securities 0.6%
	Structured Notes (including Commodity-Linked Notes) 9.1%		Structured Notes (including Commodity-Linked Notes) 7.7%
	Floating Rate Loans 22.8%		Floating Rate Loans 23.3%
	CMOs and Other Mortgage Related Securities 2.4%		CMOs and Other Mortgage Related Securities 2.2%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 17.9%		Short-Term Investments and Net Other Assets 18.1%
* Foreign investments	4.7%	** Foreign investments	3.2%
* U.S. Treasury Inflation-Indexed Securities	26.3%	** U.S. Treasury Inflation-Indexed Securities	26.3%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2010

Showing Percentage of Net Assets

Corporate Bonds - 4.1%
		Principal Amount (c)	Value
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 660,000	$ 492,525
FINANCIALS - 1.3%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,192,560
Real Estate Investment Trusts - 0.7%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,229,397
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (d)		7,975,000	7,828,260
Annaly Capital Management, Inc. 4% 2/15/15		500,000	552,500
CapLease, Inc. 7.5% 10/1/27 (d)		5,500,000	5,445,000
Inland Real Estate Corp. 4.625% 11/15/26		6,880,000	6,819,456
ProLogis Trust:
1.875% 11/15/37		2,200,000	2,073,500
2.625% 5/15/38		500,000	473,125
The Macerich Co. 3.25% 3/15/12 (d)		4,300,000	4,235,500
			36,656,738
Real Estate Management & Development - 0.6%
BioMed Realty LP 4.5% 10/1/26 (d)		4,500,000	4,511,250
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,695,750
Corporate Office Properties LP 3.5% 9/15/26 (d)		3,220,000	3,220,000
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,400,000	2,364,000
Grubb & Ellis Co. 7.95% 5/1/15 (d)		1,640,000	1,410,400
Home Properties, Inc. 4.125% 11/1/26 (d)		1,900,000	1,921,375
Kilroy Realty LP 3.25% 4/15/12 (d)		2,150,000	2,133,875
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		11,550,000	11,434,500
MPT Operating Partnership LP 9.25% 4/1/13 (d)		2,000,000	2,204,800
SL Green Realty Corp. 3% 3/30/27 (d)		1,450,000	1,406,500
			32,302,450
TOTAL FINANCIALS			70,151,748
TOTAL CONVERTIBLE BONDS			70,644,273
Nonconvertible Bonds - 2.8%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (d)		1,345,662	1,382,668
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		$ 1,000,000	$ 1,015,000
KB Home:
5.75% 2/1/14		510,000	492,788
5.875% 1/15/15		1,500,000	1,425,000
6.25% 6/15/15		5,100,000	4,870,500
9.1% 9/15/17		500,000	513,750
Lennar Corp. 5.5% 9/1/14		4,000,000	3,840,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,920,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,438,750
Ryland Group, Inc. 8.4% 5/15/17		250,000	269,375
Standard Pacific Corp.:
6.25% 4/1/14		2,300,000	2,216,625
10.75% 9/15/16		500,000	545,000
			21,547,288
Specialty Retail - 0.1%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,510,000	2,830,025
TOTAL CONSUMER DISCRETIONARY			25,759,981
FINANCIALS - 2.2%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (d)		500,000	581,250
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		1,500,000	1,509,375
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	2,937,212
			4,446,587
Real Estate Investment Trusts - 1.2%
AvalonBay Communities, Inc.:
5.5% 1/15/12		527,000	553,269
6.625% 9/15/11		668,000	699,364
Camden Property Trust 5% 6/15/15		1,400,000	1,507,027
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	762,488
6.25% 6/15/14		1,170,000	1,282,677
Developers Diversified Realty Corp.:
5.375% 10/15/12		2,000,000	2,006,204
7.5% 7/15/18		2,970,000	3,023,142
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
9.625% 3/15/16		$ 2,780,000	$ 3,102,825
Equity One, Inc.:
5.375% 10/15/15		500,000	524,632
6% 9/15/16		1,000,000	1,045,883
6.25% 12/15/14		1,000,000	1,083,913
6.25% 1/15/17		1,000,000	1,049,046
Health Care Property Investors, Inc.:
5.65% 12/15/13		1,025,000	1,101,700
6% 3/1/15		1,500,000	1,623,372
6.3% 9/15/16		4,750,000	5,161,835
7.072% 6/8/15		500,000	564,184
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	529,467
6.5% 1/17/17		625,000	677,237
HMB Capital Trust V 3.8922% 12/15/36 (b)(d)(e)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,581,831
6.7% 1/15/18		1,000,000	1,071,961
6.75% 2/15/13		1,250,000	1,330,761
7.875% 8/15/14		500,000	562,666
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,058,770
iStar Financial, Inc. 5.95% 10/15/13		3,495,000	2,656,200
Kimco Realty Corp. 5.783% 3/15/16		550,000	606,579
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,268,036
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,118,608
6.25% 2/1/13		2,000,000	2,169,818
Omega Healthcare Investors, Inc.:
7% 4/1/14		6,050,000	6,174,781
7% 1/15/16		2,298,000	2,384,175
7.5% 2/15/20 (d)		1,000,000	1,050,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,880,537
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,025,000
Reckson Operating Partnership LP 7.75% 3/15/20 (d)		1,000,000	1,020,000
Security Capital Industrial Trust 7.625% 7/1/17		1,565,000	1,594,467
Senior Housing Properties Trust:
6.75% 4/15/20		710,000	738,400
8.625% 1/15/12		6,900,000	7,279,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UDR, Inc. 5.5% 4/1/14		$ 2,000,000	$ 2,146,972
United Dominion Realty Trust, Inc. 5.25% 1/15/15		500,000	532,528
Weingarten Realty Investors 4.857% 1/15/14		1,000,000	1,041,161
			68,591,016
Real Estate Management & Development - 0.9%
AMB Property LP 5.9% 8/15/13		600,000	640,796
Arden Realty LP 5.2% 9/1/11		500,000	518,776
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,566,852
5.75% 4/1/12		1,000,000	1,036,916
6% 4/1/16		1,000,000	1,043,532
7.5% 5/15/15		500,000	560,704
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,157,500
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,295,591
6.25% 6/15/14		1,595,000	1,656,691
6.875% 8/15/12		1,000,000	1,048,391
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,487,595
Duke Realty LP:
6.25% 5/15/13		750,000	808,177
7.375% 2/15/15		500,000	570,282
DuPont Fabros Technology LP 8.5% 12/15/17		920,000	989,000
First Industrial LP 5.75% 1/15/16		1,000,000	851,516
Forest City Enterprises, Inc.:
6.5% 2/1/17		703,000	590,520
7.625% 6/1/15		800,000	736,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,292,275
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	2,062,500
9% 5/15/17		750,000	830,625
Liberty Property LP:
5.125% 3/2/15		1,440,000	1,543,337
6.375% 8/15/12		2,680,000	2,872,542
Post Apartment Homes LP:
5.45% 6/1/12		714,000	742,069
6.3% 6/1/13		1,000,000	1,078,713
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,319,124
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP: - continued
5.875% 6/15/17		$ 600,000	$ 651,617
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)		1,000,000	1,060,000
Ventas Realty LP:
6.5% 6/1/16		660,000	686,400
6.5% 6/1/16		5,570,000	5,792,800
6.625% 10/15/14		9,020,000	9,380,800
			50,871,641
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (b)(d)		4,750,000	1,852,500
TOTAL FINANCIALS			126,342,994
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,720,000	1,702,800
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,010,000	2,120,550
			3,823,350
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,211,330
TOTAL NONCONVERTIBLE BONDS			158,137,655
TOTAL CORPORATE BONDS (Cost $210,966,604)			228,781,928
U.S. Treasury Inflation Protected Obligations - 26.3%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		50,991,360	53,760,277
2% 1/15/26		98,774,519	107,866,464
2.125% 2/15/40		48,758,141	54,104,293
2.375% 1/15/25		85,696,054	97,963,769
2.375% 1/15/27		75,132,975	86,122,001
2.5% 1/15/29		26,908,630	31,575,858
3.625% 4/15/28		24,396,990	32,560,879
3.875% 4/15/29		34,877,745	48,359,137
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15		$ 26,155,740	$ 26,883,190
0.625% 4/15/13		40,225,770	41,311,245
1.25% 4/15/14		28,843,640	30,324,628
1.25% 7/15/20		24,000,000	25,197,712
1.375% 7/15/18		25,274,750	27,048,132
1.375% 1/15/20		17,138,550	18,226,708
1.625% 1/15/15		56,538,965	60,456,804
1.625% 1/15/18		40,168,704	43,580,169
1.875% 7/15/13		67,516,560	71,732,175
1.875% 7/15/15		57,879,145	62,925,913
1.875% 7/15/19		33,693,990	37,355,592
2% 4/15/12		41,255,040	42,722,669
2% 1/15/14		68,560,736	73,597,339
2% 7/15/14		69,941,406	70,222,968
2% 1/15/16		59,698,584	65,493,611
2.125% 1/15/19		26,400,920	29,734,648
2.375% 1/15/17		45,674,363	51,535,256
2.5% 7/15/16		45,879,175	51,994,209
2.625% 7/15/17		36,815,800	42,471,361
3% 7/15/12		67,374,331	71,571,069
3.375% 1/15/12		20,221,537	21,194,697
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,355,583,480)			1,477,892,773
Asset-Backed Securities - 0.9%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (d)		1,643,000	1,462,270
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	1,292,150
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6163% 3/23/19 (d)(e)		2,533,207	1,899,905
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		5,000,000	4,962,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7713% 1/20/37 (d)(e)		1,977,757	1,206,432
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)		2,430,816	2,066,193
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,399,753
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	2,017,330
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		$ 181,452	$ 0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,551,500
Class B2, 1.6394% 12/28/35 (d)(e)		2,110,000	1,266,000
Class D, 9% 12/28/35 (d)		500,000	167,300
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,100,000	308,000
Crest Ltd. Series 2002-IGA Class A, 0.9375% 7/28/17 (d)(e)		929,044	882,592
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		2,008,000	1,777,563
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6644% 11/28/39 (d)(e)		850,000	59,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9063% 9/25/46 (d)(e)		761,476	91,377
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	1
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		5,802,685	2,186,038
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	1,676,210
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9744% 8/28/38 (d)(e)		4,410,000	2,800,350
Class C1B, 7.696% 8/28/38 (d)		1,189,000	735,753
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		4,495,587	4,225,852
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		454,900	156,117
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.0847% 2/5/36 (d)(e)		282,994	28
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (d)		1,055,000	1,002,250
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7894% 9/25/26 (d)(e)		3,000,000	810,000
Series 2006-1A:
Class A1B, 0.6194% 9/25/26 (d)(e)		3,215,000	2,443,400
Class A2A, 0.5094% 9/25/26 (d)(e)		6,330,000	5,253,900
Class F, 1.4394% 9/25/26 (d)(e)		2,250,000	1,260,000
Class G, 1.6394% 9/25/26 (d)(e)		1,530,000	810,900
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class H, 1.9394% 9/25/26 (d)(e)		$ 4,300,000	$ 2,107,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2891% 11/21/40 (d)(e)		1,500,000	75,000
TOTAL ASSET-BACKED SECURITIES (Cost $56,484,120)			47,953,164
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4673% 3/15/22 (d)(e)		8,833,818	8,558,605
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4373% 6/15/22 (d)(e)		2,750,000	2,484,151
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		106,071	6,926
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7069% 1/25/19 (d)(e)		67,856	17,113
Class B4, 4.7069% 1/25/19 (d)(e)		135,713	47,101
FREMF Mortgage Trust: Series 2010 K7 Class B, 5.6176% 4/25/20 (d)(e)		500,000	470,000
Series 2010 K6 Class B, 5.5321% 12/26/46 (d)(e)		1,000,000	868,302
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.757% 6/15/22 (d)(e)		6,747,489	5,904,053
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		1,000,000	1,021,200
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		2,082,000	2,153,951
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.5073% 12/15/37 (d)(e)		451,311	15,976
Series 2006-B Class B6, 1.9573% 7/15/38 (d)(e)		920,281	9,939
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.3573% 9/10/37 (d)(e)		138,148	10,416
Series 2005-D Class B7, 4.5073% 12/15/37 (d)(e)		270,786	11,725
Series 2006-A Class B7, 3.7573% 3/15/38 (d)(e)		698,499	22,003
Series 2006-B Class B7, 4.1073% 7/15/38 (d)(e)		400,024	3,360
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,350,371)			21,604,821
Commercial Mortgage Securities - 2.0%
		Principal Amount (c)	Value
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		$ 4,000,000	$ 3,867,631
Series 2005-1 Class A3, 4.877% 11/10/42		417,707	419,635
Series 2005-1 Class CJ, 5.3475% 11/10/42 (e)		1,450,000	1,417,277
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2573% 3/15/22 (d)(e)		2,630,000	1,262,400
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6234% 3/11/39 (e)		3,000,000	2,679,076
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)		2,000,000	1,526,148
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (d)(e)	CAD	1,605,000	865,081
Class G, 5.01% 5/15/44 (d)(e)	CAD	351,000	169,920
Class H, 5.01% 5/15/44 (d)(e)	CAD	235,000	96,102
Class J, 5.01% 5/15/44 (d)(e)	CAD	235,000	87,586
Class K, 5.01% 5/15/44 (d)(e)	CAD	118,000	36,849
Class L, 5.01% 5/15/44 (d)(e)	CAD	421,000	120,855
Class M, 5.01% 5/15/44 (d)(e)	CAD	1,927,737	510,216
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/16/34 (d)		1,475,000	1,485,766
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,982,917
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5173% 5/15/23 (d)(e)		2,000,000	1,893,333
Class D, 0.7273% 5/15/23 (d)(e)		1,250,000	1,166,599
Series 2006-HC1A:
Class A1, 0.4473% 5/15/23 (d)(e)		2,021,812	1,939,140
Class K, 1.7346% 5/15/23 (d)(e)		3,757,000	3,327,691
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	220,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	2,000,693
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.459% 6/10/31 (d)(e)		2,500,000	2,713,280
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (d)		1,000,000	1,021,606
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		8,185,000	7,726,640
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,473,021
Series 2002-1A Class H, 7.4003% 12/10/35 (d)(e)		1,277,000	1,257,108
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		$ 3,000,000	$ 3,127,500
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (e)		966,578	1,017,657
Class G, 6.75% 4/15/29 (e)		1,352,000	1,373,547
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		3,070,000	3,018,521
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		1,048,706	1,053,267
Class J, 6.974% 8/15/36 (d)		2,720,000	2,676,048
Series 2000-C1:
Class H, 7% 3/15/33 (d)		481,146	487,434
Class K, 7% 3/15/33		1,000,000	822,233
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		1,000,000	1,023,321
Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,141,000	1,112,837
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5578% 3/1/20 (d)(e)		2,800,000	2,296,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (d)(e)		2,250,000	2,456,746
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (d)		1,000,000	960,325
Series 2010-CNTR Class D, 6.1838% 8/5/32 (d)(e)		1,500,000	1,462,857
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4373% 2/15/19 (d)(e)		2,342,322	2,225,151
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		1,666,874	1,752,751
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,070,000	1,107,022
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (e)		6,000,000	5,532,992
Series 2006-C4 Class AJ, 6.0997% 6/15/38 (e)		2,000,000	1,626,541
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		1,350,000	1,195,155
Class I11, 7.72% 2/26/28 (d)		751,000	625,208
Class I12, 7.72% 2/26/28 (d)		750,000	599,325
Class I9, 7.72% 2/26/28 (d)		1,149,200	1,080,248
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	0
Class F, 10.813% 5/20/44 (d)		400,000	0
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		$ 3,645,181	$ 3,645,181
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,509,549
Series 1997-RR Class F, 7.4432% 4/30/39 (d)(e)		767,935	706,500
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)		2,342,000	1,288,100
Series 2005-HQ7 Class E, 5.3763% 11/14/42 (e)		1,425,000	826,500
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	3,680,000
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d)		1,994,152	1,875,126
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		1,042,704	1,042,704
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		428,455	441,866
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (d)		1,133,196	1,194,275
Series 1997-LLI Class F, 7.3% 10/12/34 (d)		1,190,000	1,207,173
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,985,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8323% 7/15/24 (d)(e)		1,800,000	473,810
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,864,574
Series 2004-C12 Class D, 5.4836% 7/15/41 (e)		2,250,000	2,027,023
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,267,366
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $107,444,569)			109,934,003
Common Stocks - 12.9%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	2,795,660
Household Durables - 0.1%
Stanley Martin Communities LLC Class B (a)	6,300	5,040,000
TOTAL CONSUMER DISCRETIONARY		7,835,660
FINANCIALS - 12.3%
Capital Markets - 0.0%
HFF, Inc. (a)	119,400	1,108,032
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 11.9%
Acadia Realty Trust (SBI)	1,116,644	$ 21,216,236
Alexandria Real Estate Equities, Inc.	336,611	23,562,770
AMB Property Corp. (SBI)	166,000	4,394,020
American Campus Communities, Inc.	191,000	5,814,040
Annaly Capital Management, Inc.	318,400	5,603,840
Anworth Mortgage Asset Corp.	481,200	3,430,956
Apartment Investment & Management Co. Class A	92,091	1,968,906
Associated Estates Realty Corp.	205,100	2,867,298
AvalonBay Communities, Inc.	100,837	10,479,989
Boston Properties, Inc.	185,100	15,385,512
Brandywine Realty Trust (SBI)	532,087	6,518,066
Camden Property Trust (SBI)	65,900	3,161,223
CapLease, Inc.	107,400	600,366
CBL & Associates Properties, Inc.	1,241,638	16,215,792
Cedar Shopping Centers, Inc.	482,800	2,935,424
Colonial Properties Trust (SBI)	79,300	1,283,867
Cypress Sharpridge Investments, Inc.	500,580	6,682,743
Cypress Sharpridge Investments, Inc. (d)	56,116	749,149
DCT Industrial Trust, Inc.	735,400	3,522,566
Developers Diversified Realty Corp.	725,554	8,140,716
DiamondRock Hospitality Co.	1,914,800	18,171,452
Digital Realty Trust, Inc.	429,102	26,475,593
Duke Realty LP	267,500	3,100,325
Education Realty Trust, Inc.	1,522,189	10,883,651
Equity Lifestyle Properties, Inc.	186,200	10,144,176
Equity Residential (SBI)	366,561	17,437,307
Essex Property Trust, Inc.	179,716	19,668,119
Excel Trust, Inc.	90,000	1,014,300
Federal Realty Investment Trust (SBI)	19,200	1,567,872
Franklin Street Properties Corp.	43,300	537,786
Glimcher Realty Trust	222,500	1,368,375
Government Properties Income Trust	55,104	1,471,277
HCP, Inc.	409,990	14,751,440
Healthcare Realty Trust, Inc.	396,791	9,280,941
Highwoods Properties, Inc. (SBI)	505,200	16,403,844
Host Hotels & Resorts, Inc.	615,487	8,912,252
Kimco Realty Corp.	329,020	5,182,065
Kite Realty Group Trust	597,533	2,653,047
MFA Financial, Inc.	1,835,346	14,003,690
Mid-America Apartment Communities, Inc.	344,962	20,104,385
Monmouth Real Estate Investment Corp. Class A	110,000	860,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Health Investors, Inc.	144,127	$ 6,350,236
National Retail Properties, Inc.	130,300	3,271,833
Nationwide Health Properties, Inc.	110,900	4,288,503
Omega Healthcare Investors, Inc.	285,510	6,409,700
Pebblebrook Hotel Trust (a)	63,400	1,141,834
Piedmont Office Realty Trust, Inc. Class A	143,600	2,715,476
Post Properties, Inc.	287,200	8,018,624
ProLogis Trust	2,684,900	31,628,122
Public Storage	439,622	42,660,919
Redwood Trust, Inc.	90,400	1,307,184
Regency Centers Corp.	60,700	2,395,829
Simon Property Group, Inc.	740,001	68,627,693
SL Green Realty Corp.	402,600	25,496,658
Sun Communities, Inc.	18,900	580,230
Sunstone Hotel Investors, Inc. (a)	1,596,786	14,482,849
The Macerich Co.	435,625	18,710,094
Two Harbors Investment Corp.	173,700	1,566,774
U-Store-It Trust	228,500	1,907,975
UDR, Inc.	43,639	921,656
Ventas, Inc.	837,580	43,194,001
Vornado Realty Trust	403,489	34,510,414
		668,712,180
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	403,230	6,298,815
CB Richard Ellis Group, Inc. Class A (a)	607,398	11,103,235
Coresite Realty Corp.	185,900	3,046,901
Forest City Enterprises, Inc. Class A (a)	141,613	1,816,895
		22,265,846
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(d)	72,059	721
TOTAL FINANCIALS		692,086,779
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	519,502	8,473,078
Capital Senior Living Corp. (a)	278,100	1,482,273
Emeritus Corp. (a)	730,335	12,459,515
Sunrise Senior Living, Inc. (a)	487,751	1,672,986
		24,087,852
Common Stocks - continued
	Shares	Value
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	150,552	$ 2,372,700
TOTAL COMMON STOCKS (Cost $703,996,086)		726,382,991
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
CommonWealth REIT 6.50%	120,000	2,666,400
Lexington Corporate Properties Trust Series C 6.50%	72,500	3,081,250
		5,747,650
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (d)	34,800	3,062,400
12.00% (d)	10,400	915,200
		3,977,600
TOTAL FINANCIALS		9,725,250
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	21,845
Red Lion Hotels Capital Trust 9.50%	138,465	3,544,704
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	1,900
		3,568,449
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,381,370
AMB Property Corp. Series O, 7.00%	1,000	25,010
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,291,625
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,549,985
Apartment Investment & Management Co.:
Series G, 9.375%	72,100	1,842,155
Series T, 8.00%	80,000	2,040,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apartment Investment & Management Co.: - continued
Series U, 7.75%	40,227	$ 1,020,559
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	506,200
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	245,000
7.375%	25,000	596,000
Cedar Shopping Centers, Inc. 8.875%	50,500	1,294,315
CenterPoint Properties Trust Series D, 5.377%	5,280	2,529,120
CommonWealth REIT 8.75%	11,666	295,733
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,980,448
Series B, 7.50%	43,159	1,053,080
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	1,006,109
Digital Realty Trust, Inc. Series B, 7.875%	36,100	920,189
Duke Realty LP:
8.375%	63,129	1,653,980
Series L, 6.60%	5,334	127,323
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	60,605
Equity Residential (depositary shares) Series N, 6.48%	21,200	527,880
Glimcher Realty Trust Series G, 8.125%	17,500	427,875
Health Care REIT, Inc. Series F, 7.625%	50,000	1,264,500
HomeBanc Mortgage Corp. Series A, 10.00% (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	214,729	5,505,652
Series C, 7.00%	74,798	1,841,527
Kimco Realty Corp. Series G, 7.75%	126,900	3,251,178
LaSalle Hotel Properties:
Series B, 8.375%	9,550	246,963
Series E, 8.00%	91,400	2,296,882
Series G, 7.25%	87,640	2,075,315
LBA Realty Fund II Series B, 7.625%	146,695	2,640,510
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,491,534
Lexington Realty Trust 7.55%	20,285	479,132
LTC Properties, Inc. Series F, 8.00%	59,280	1,508,676
MFA Financial, Inc. Series A, 8.50%	378,300	9,752,574
Omega Healthcare Investors, Inc. Series D, 8.375%	62,100	1,595,970
ProLogis Trust Series C, 8.54%	19,500	1,018,875
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	$ 363,853
Series P, 6.70%	65,000	1,576,250
Public Storage:
Series I, 7.25%	31,655	799,289
Series K, 7.25%	23,796	602,277
Series N, 7.00%	40,000	1,030,800
Regency Centers Corp. 7.25%	31,125	785,906
Saul Centers, Inc.:
8.00%	45,000	1,145,250
Series B (depositary shares) 9.00%	20,000	534,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	1,105,200
Weingarten Realty Investors (SBI) Series F, 6.50%	77,546	1,907,632
		75,194,550
TOTAL FINANCIALS		78,762,999
TOTAL PREFERRED STOCKS (Cost $100,441,927)		88,488,249
Floating Rate Loans - 0.2%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (b)(e)	$ 3,000,000	1,350,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.3% 10/27/13 (e)	490,923	470,059
TOTAL CONSUMER DISCRETIONARY		1,820,059
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
TowerCo Finance LLC term loan 6% 11/24/14 (e)	586,570	592,436
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche C, term loan 2.76% 12/14/12 (e)	$ 936,134	$ 908,050
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (e)	1,995,000	1,975,050
		2,883,100
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.35% 10/10/13 (e)	401,567	357,394
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,605,000
Tranche B, term loan 3.2579% 10/10/13 (e)	2,945,999	2,621,939
		4,584,333
TOTAL FINANCIALS		8,059,869
TOTAL FLOATING RATE LOANS (Cost $11,515,177)		9,879,928
Commodity-Linked Notes - 9.1%

AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 11/18/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	26,844,792
Note, three-month U.S. dollar LIBOR minus .27% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,500,000	46,726,525
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,000,000	48,002,082
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/20/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	25,297,340
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 5/16/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	19,000,000	21,124,138
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Credit Suisse New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 11,300,000	$ 13,463,675
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,200,000	11,413,689
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,500,000	9,751,611
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/23/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	11,854,814
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/8/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,500,000	11,701,552
Note, three-month U.S. dollar LIBOR minus .27% due 5/20/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	10,741,397
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,600,000	10,970,734
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/25/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	17,547,834
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/28/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,000,000	21,606,723
Note, three-month U.S. dollar LIBOR minus .16% due 6/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	6,700,000	7,720,231
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/1/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	4,500,000	6,279,292
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 2,000,000	$ 2,291,658
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,000,000	5,555,066
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	30,000,000	32,347,701
Morgan Stanley:
Medium Term Note, three-month U.S. dollar LIBOR minus .05% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,200,000	9,810,988
Medium Term Note, three-month U.S. dollar LIBOR minus .05% due 3/2/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	18,418,741
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 12/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,400,000	24,193,829
Note, one-month U.S. dollar LIBOR due 3/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	54,500,000	56,389,282
Note, one-month U.S. dollar LIBOR due 8/9/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,600,000	7,766,523
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .14% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	12,400,000	13,973,890
Note, one-month U.S. dollar LIBOR minus .14% due 12/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,800,000	11,206,901
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
UBS AG Jersey Branch: - continued
Note, one-month U.S. dollar LIBOR minus .14% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 8,300,000	$ 9,938,591
Note, one-month U.S. dollar LIBOR minus .14% due 7/21/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	15,600,000	19,753,735
TOTAL COMMODITY-LINKED NOTES (Cost $461,600,000)		512,693,334
Fixed-Income Funds - 25.3%
	Shares
Fidelity Floating Rate Central Fund (f) (Cost $1,427,970,056)	14,698,580	1,422,087,615
Preferred Securities - 0.0%
	Principal Amount (c)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(d)	$ 1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	85,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (a)(d)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (a)(d)	2,200,000	0
TOTAL PREFERRED SECURITIES (Cost $7,439,814)		85,017
Money Market Funds - 17.0%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (g) (Cost $953,524,313)	953,524,313	$ 953,524,313
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,414,316,517)		5,599,308,136
NET OTHER ASSETS (LIABILITIES) - 0.2%		13,989,736
NET ASSETS - 100%		$ 5,613,297,872
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $700,705,693 or 12.5% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security is linked to the Dow Jones-UBS Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,075,566
Fidelity Floating Rate Central Fund	59,536,345
Total	$ 61,611,911
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,415,350,664	$ 105,072,102	$ 190,001,713	$ 1,422,087,615	50.4%
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,835,660	$ 2,795,660	$ -	$ 5,040,000
Financials	780,575,028	767,264,437	10,780,740	2,529,851
Health Care	24,087,852	24,087,852	-	-
Materials	2,372,700	2,372,700	-	-
Corporate Bonds	228,781,928	-	223,992,216	4,789,712
U.S. Government and Government Agency Obligations	1,477,892,773	-	1,477,892,773	-
Asset-Backed Securities	47,953,164	-	22,875,061	25,078,103
Collateralized Mortgage Obligations	21,604,821	-	21,597,895	6,926
Commercial Mortgage Securities	109,934,003	-	102,578,254	7,355,749
Floating Rate Loans	9,879,928	-	9,879,928	-
Commodity-Linked Notes	512,693,334	-	512,693,334	-
Fixed-Income Funds	1,422,087,615	1,422,087,615	-	-
Preferred Securities	85,017	-	-	85,017
Money Market Funds	953,524,313	953,524,313	-	-
Total Investments in Securities:	$ 5,599,308,136	$ 3,172,132,577	$ 2,382,290,201	$ 44,885,358
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,731,977
Total Realized Gain (Loss)	(152,353)
Total Unrealized Gain (Loss)	16,184,969
Cost of Purchases	9,098,325
Proceeds of Sales	(9,776,763)
Amortization/Accretion	(56,018)
Transfers in to Level 3	1,371,902
Transfers out of Level 3	(16,516,681)
Ending Balance	$ 44,885,358
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ 14,599,690

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $725,040,077 of which $1,056,822, $720,370,157 and $3,613,098 will expire on September 30, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,032,822,148)	$ 3,223,696,208
Fidelity Central Funds (cost $2,381,494,369)	2,375,611,928
Total Investments (cost $5,414,316,517)		$ 5,599,308,136
Cash		125,379
Foreign currency held at value (cost $14,643)		14,643
Receivable for investments sold		2,579,946
Receivable for fund shares sold		16,108,287
Dividends receivable		2,703,360
Interest receivable		11,620,948
Distributions receivable from Fidelity Central Funds		5,454,002
Receivable from investment adviser for expense reductions		23
Other receivables		10,212
Total assets		5,637,924,936

Liabilities
Payable for investments purchased	$ 2,853,129
Payable for fund shares redeemed	18,225,406
Accrued management fee	2,651,746
Distribution and service plan fees payable	100,595
Other affiliated payables	705,672
Other payables and accrued expenses	90,516
Total liabilities		24,627,064

Net Assets		$ 5,613,297,872
Net Assets consist of:
Paid in capital		$ 6,101,400,122
Undistributed net investment income		44,673,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(717,766,937)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		184,991,252
Net Assets		$ 5,613,297,872

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($168,215,948 ÷ 18,522,441 shares)	$ 9.08

Maximum offering price per share (100/96.00 of $9.08)	$ 9.46
Class T: Net Asset Value and redemption price per share ($27,373,206 ÷ 3,010,670 shares)	$ 9.09

Maximum offering price per share (100/96.00 of $9.09)	$ 9.47
Class B: Net Asset Value and offering price per share ($7,406,346 ÷ 819,916 shares)A	$ 9.03

Class C: Net Asset Value and offering price per share ($66,399,093 ÷ 7,381,778 shares)A	$ 8.99

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,069,022,601 ÷ 445,678,542 shares)	$ 9.13

Class F: Net Asset Value, offering price and redemption price per share ($558,828,553 ÷ 61,218,497 shares)	$ 9.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($716,052,125 ÷ 78,561,783 shares)	$ 9.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 31,178,749
Interest		65,103,569
Inflation principal income		17,693,661
Income from Fidelity Central Funds		61,611,911
Total income		175,587,890

Expenses
Management fee	$ 33,119,558
Transfer agent fees	7,493,407
Distribution and service plan fees	1,081,783
Accounting and security lending fees	1,401,245
Custodian fees and expenses	74,416
Independent trustees' compensation	20,702
Registration fees	144,430
Audit	200,989
Legal	32,659
Miscellaneous	78,959
Total expenses before reductions	43,648,148
Expense reductions	(41,493)	43,606,655
Net investment income		131,981,235
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	443,031,042
Fidelity Central Funds	19,439,775
Foreign currency transactions	(42,817)
Total net realized gain (loss)		462,428,000
Change in net unrealized appreciation (depreciation) on: Investment securities	97,188,912
Assets and liabilities in foreign currencies	15,874
Total change in net unrealized appreciation (depreciation)		97,204,786
Net gain (loss)		559,632,786
Net increase (decrease) in net assets resulting from operations		$ 691,614,021

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 131,981,235	$ 103,699,577
Net realized gain (loss)	462,428,000	(809,610,013)
Change in net unrealized appreciation (depreciation)	97,204,786	555,858,738
Net increase (decrease) in net assets resulting from operations	691,614,021	(150,051,698)
Distributions to shareholders from net investment income	(83,611,982)	(137,555,906)
Distributions to shareholders from net realized gain	(76,503,945)	(279,253,909)
Total distributions	(160,115,927)	(416,809,815)
Share transactions - net increase (decrease)	(591,938,978)	646,121,165
Redemption fees	88,485	143,023
Total increase (decrease) in net assets	(60,352,399)	79,402,675

Net Assets
Beginning of period	5,673,650,271	5,594,247,596
End of period (including undistributed net investment income of $44,673,435 and undistributed net investment income of $62,157,364, respectively)	$ 5,613,297,872	$ 5,673,650,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Income from Investment Operations
Net investment income C	.171	.146	.444	.473	.524
Net realized and unrealized gain (loss)	.840	(.528)	(.820)	.077	(.329)
Total from investment operations	1.011	(.382)	(.376)	.550	.195
Distributions from net investment income	(.111)	(.208)	(.424)	(.400)	(.266)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.221)	(.688)	(.494)	(.400)	(.266)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08
Total Return A,B	12.46%	(2.73)%	(3.96)%	5.55%	1.96%
Ratios to Average Net Assets D,F
Expenses before reductions	1.02%	1.03%	1.01%	1.01%	1.02%
Expenses net of fee waivers, if any	1.02%	1.03%	1.01%	1.01%	1.00%
Expenses net of all reductions	1.02%	1.03%	1.01%	1.01%	.99%
Net investment income	1.98%	1.98%	4.43%	4.66%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 168,216	$ 112,929	$ 125,074	$ 25,406	$ 13,335
Portfolio turnover rate E	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Income from Investment Operations
Net investment income C	.170	.144	.449	.476	.517
Net realized and unrealized gain (loss)	.841	(.521)	(.843)	.082	(.325)
Total from investment operations	1.011	(.377)	(.394)	.558	.192
Distributions from net investment income	(.111)	(.203)	(.417)	(.398)	(.263)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.221)	(.683)	(.487)	(.398)	(.263)
Redemption fees added to paid in capital C	- G	- G	.001	- G	.001
Net asset value, end of period	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08
Total Return A,B	12.44%	(2.69)%	(4.12)%	5.64%	1.93%
Ratios to Average Net Assets D,F
Expenses before reductions	1.03%	1.07%	1.01%	1.00%	1.05%
Expenses net of fee waivers, if any	1.03%	1.07%	1.01%	1.00%	1.05%
Expenses net of all reductions	1.03%	1.07%	1.01%	1.00%	1.05%
Net investment income	1.98%	1.95%	4.42%	4.67%	5.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,373	$ 23,500	$ 27,405	$ 27,709	$ 22,825
Portfolio turnover rate E	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Income from Investment Operations
Net investment income C	.108	.093	.376	.405	.450
Net realized and unrealized gain (loss)	.845	(.536)	(.824)	.072	(.318)
Total from investment operations	.953	(.443)	(.448)	.477	.132
Distributions from net investment income	(.083)	(.147)	(.353)	(.327)	(.213)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.193)	(.627)	(.423)	(.327)	(.213)
Redemption fees added to paid in capital C	- G	- G	.001	- G	.001
Net asset value, end of period	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06
Total Return A,B	11.73%	(3.53)%	(4.63)%	4.81%	1.33%
Ratios to Average Net Assets D,F
Expenses before reductions	1.75%	1.76%	1.71%	1.69%	1.74%
Expenses net of fee waivers, if any	1.75%	1.75%	1.71%	1.69%	1.74%
Expenses net of all reductions	1.75%	1.75%	1.71%	1.69%	1.73%
Net investment income	1.26%	1.27%	3.72%	3.98%	4.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,406	$ 5,992	$ 8,847	$ 6,828	$ 6,002
Portfolio turnover rate E	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Income from Investment Operations
Net investment income C	.105	.088	.366	.392	.437
Net realized and unrealized gain (loss)	.838	(.532)	(.826)	.080	(.323)
Total from investment operations	.943	(.444)	(.460)	.472	.114
Distributions from net investment income	(.083)	(.146)	(.350)	(.322)	(.215)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.193)	(.626)	(.420)	(.322)	(.215)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04
Total Return A,B	11.65%	(3.55)%	(4.77)%	4.77%	1.15%
Ratios to Average Net Assets D,F
Expenses before reductions	1.78%	1.83%	1.80%	1.81%	1.86%
Expenses net of fee waivers, if any	1.78%	1.83%	1.80%	1.81%	1.85%
Expenses net of all reductions	1.78%	1.83%	1.80%	1.81%	1.84%
Net investment income	1.23%	1.19%	3.63%	3.86%	4.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,399	$ 44,744	$ 50,837	$ 24,175	$ 16,528
Portfolio turnover rate E	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Income from Investment Operations
Net investment income B	.196	.166	.479	.504	.544
Net realized and unrealized gain (loss)	.846	(.529)	(.834)	.079	(.317)
Total from investment operations	1.042	(.363)	(.355)	.583	.227
Distributions from net investment income	(.122)	(.227)	(.446)	(.423)	(.278)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.232)	(.707)	(.516)	(.423)	(.278)
Redemption fees added to paid in capital B	- F	- F	.001	- F	.001
Net asset value, end of period	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10
Total Return A	12.81%	(2.48)%	(3.73)%	5.89%	2.28%
Ratios to Average Net Assets C,E
Expenses before reductions	.73%	.77%	.73%	.74%	.80%
Expenses net of fee waivers, if any	.73%	.77%	.73%	.74%	.80%
Expenses net of all reductions	.73%	.77%	.73%	.73%	.79%
Net investment income	2.28%	2.25%	4.70%	4.94%	5.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,069,023	$ 4,914,336	$ 4,868,074	$ 4,214,434	$ 2,694,765
Portfolio turnover rate D	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended September 30,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 7.63
Income from Investment Operations
Net investment income D	.208	.065
Net realized and unrealized gain (loss)	.845	.676 G
Total from investment operations	1.053	.741
Distributions from net investment income	(.133)	(.051)
Distributions from net realized gain	(.110)	-
Total distributions	(.243)	(.051)
Redemption fees added to paid in capital D,J	-	-
Net asset value, end of period	$ 9.13	$ 8.32
Total Return B,C	12.96%	9.80%
Ratios to Average Net Assets E,I
Expenses before reductions	.60%	.61% A
Expenses net of fee waivers, if any	.60%	.61% A
Expenses net of all reductions	.60%	.61% A
Net investment income	2.41%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 558,829	$ 389
Portfolio turnover rate F	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Income from Investment Operations
Net investment income B	.194	.166	.475	.500	.540
Net realized and unrealized gain (loss)	.848	(.529)	(.841)	.081	(.321)
Total from investment operations	1.042	(.363)	(.366)	.581	.219
Distributions from net investment income	(.122)	(.227)	(.445)	(.421)	(.280)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.232)	(.707)	(.515)	(.421)	(.280)
Redemption fees added to paid in capital B	- F	- F	.001	- F	.001
Net asset value, end of period	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09
Total Return A	12.84%	(2.49)%	(3.85)%	5.87%	2.20%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.77%	.75%	.76%	.82%
Expenses net of fee waivers, if any	.75%	.77%	.75%	.76%	.82%
Expenses net of all reductions	.75%	.77%	.75%	.75%	.82%
Net investment income	2.25%	2.24%	4.68%	4.92%	5.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 716,052	$ 571,760	$ 514,011	$ 311,894	$ 139,446
Portfolio turnover rate D	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2010

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), Commodity-Linked Notes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 375,092,419
Gross unrealized depreciation	(172,955,685)
Net unrealized appreciation (depreciation)	$ 202,136,734

Tax Cost	$ 5,397,171,402

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 34,801,461
Capital loss carryforward	$ (725,040,077)
Net unrealized appreciation (depreciation)	$ 202,136,367

The tax character of distributions paid was as follows:

	September 30, 2010	September 30, 2009
Ordinary Income	$ 160,115,927	$ 416,809,815

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains

Annual Report

4. Operating Policies - continued

Indexed Securities - continued

(losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,029,452,016 and $1,040,702,435, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 376,357	$ -
Class T	-%	.25%	65,076	-
Class B	.65%	.25%	61,986	44,778
Class C	.75%	.25%	578,364	207,704
			$ 1,081,783	$ 252,482

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,851
Class T	6,458
Class B*	11,732
Class C*	7,800
$ 56,841

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 257,844.17
Class T	46,586.18
Class B	17,316.25
Class C	104,689.18
Strategic Real Return	6,054,077.13
Institutional Class	1,012,895.15
	$ 7,493,407

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,205 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23,085 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,808.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 23

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $41,122 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $348.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2010	2009 A
From net investment income
Class A	$ 1,593,234	$ 2,727,717
Class T	320,683	570,324
Class B	61,250	134,171
Class C	472,652	787,740
Strategic Real Return	71,427,737	120,339,069
Class F	1,067,446	2,364
Institutional Class	8,668,980	12,994,521
Total	$ 83,611,982	$ 137,555,906

Annual Report

10. Distributions to Shareholders - continued

Years ended September 30,	2010	2009 A
From net realized gain
Class A	$ 1,672,439	$ 5,924,372
Class T	325,701	1,253,538
Class B	83,005	360,885
Class C	667,876	2,178,629
Strategic Real Return	63,625,267	243,192,394
Class F	2,017,809	-
Institutional Class	8,111,848	26,344,091
Total	$ 76,503,945	$ 279,253,909

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2010	2009 A	2010	2009 A
Class A
Shares sold	10,615,711	5,976,185	$ 90,685,604	$ 45,357,036
Reinvestment of distributions	370,076	1,144,167	3,077,691	8,183,396
Shares redeemed	(6,091,016)	(6,861,567)	(52,371,400)	(50,424,566)
Net increase (decrease)	4,894,771	258,785	$ 41,391,895	$ 3,115,866
Class T
Shares sold	812,058	946,463	$ 6,953,971	$ 7,348,115
Reinvestment of distributions	70,645	235,649	588,027	1,688,581
Shares redeemed	(704,426)	(1,276,358)	(6,067,389)	(9,464,495)
Net increase (decrease)	178,277	(94,246)	$ 1,474,609	$ (427,799)
Class B
Shares sold	357,460	241,356	$ 3,050,687	$ 1,815,580
Reinvestment of distributions	14,631	55,823	121,769	400,507
Shares redeemed	(276,279)	(520,692)	(2,363,553)	(3,802,098)
Net increase (decrease)	95,812	(223,513)	$ 808,903	$ (1,586,011)
Class C
Shares sold	3,428,027	2,162,008	$ 29,121,408	$ 16,517,340
Reinvestment of distributions	120,335	360,754	998,018	2,568,889
Shares redeemed	(1,594,474)	(2,555,814)	(13,603,248)	(19,089,444)
Net increase (decrease)	1,953,888	(33,052)	$ 16,516,178	$ (3,215)

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2010	2009 A	2010	2009 A
Strategic Real Return
Shares sold	62,439,364	115,111,015	$ 538,503,624	$ 868,456,849
Reinvestment of distributions	16,074,514	50,268,485	133,884,159	360,374,519
Shares redeemed	(223,722,569)	(93,186,546)	(1,931,706,512)	(686,487,918)
Net increase (decrease)	(145,208,691)	72,192,954	$ (1,259,318,729)	$ 542,343,450
Class F
Shares sold	71,940,686	46,524	$ 618,764,915	$ 353,665
Reinvestment of distributions	367,306	320	3,085,255	2,364
Shares redeemed	(11,136,292)	(47)	(96,999,485)	(376)
Net increase (decrease)	61,171,700	46,797	$ 524,850,685	$ 355,653
Institutional Class
Shares sold	23,621,317	23,107,662	$ 202,869,795	$ 171,845,204
Reinvestment of distributions	1,978,397	5,398,380	16,468,057	38,601,750
Shares redeemed	(15,883,677)	(14,496,960)	(137,000,371)	(108,123,733)
Net increase (decrease)	9,716,037	14,009,082	$ 82,337,481	$ 102,323,221

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period Fidelity Freedom 2020 Fund was the owner of record of approximately 15% of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds, Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in aggregate, of approximately 70% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of September 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-
2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-
2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-
present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-
present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-
present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 19.65% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $93,082,085 of distributions paid during the period January 1, 2010 to September 30, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Class F), as well as the fund's relative investment performance for each class (except Class F) measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the second quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class T, Institutional Class, the retail class, and Class F ranked below its competitive median for 2009 and the total expenses of Class C ranked equal to its competitive median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

RRS-UANN-1110
1.816441.105

Fidelity®
Strategic Real Return
Fund -
Class F

Annual Report

September 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Life of fund B
Class F A	12.96%	16.58%

A The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009 are those of Fidelity® Strategic Real Return Fund, a class of shares of the fund.

B From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Real Return Fund - Class F on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period. The initial offering of Class F shares took place on June 26, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Improvement in credit market conditions and generally neutral inflationary expectations provided a supportive backdrop for fixed-income categories during the 12 months ending September 30, 2010. Riskier segments of the market fared best, beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the year. Meanwhile, higher-quality fixed-income instruments also produced solid returns, due in large part to strong demand during the second half of the period, when the economic outlook became less certain. Among the benchmark indexes for Fidelity® Strategic Real Return Fund's core asset classes, real estate equity and high-yield debt securities posted the strongest results, with the Dow Jones U.S. Select Real Estate Securities IndexSM and The BofA Merrill Lynch US Real Estate IndexSM advancing 30.06% and 18.57%, respectively. Floating-rate bank debt benefited from a declining default rate and favorable supply/demand dynamics, and the S&P®/LSTA Leveraged Performing Loan Index rose 10.44%. Commodities also performed well, as expressed by the 10.01% gain of the Dow Jones-UBS Commodity Index Total Return. Elsewhere, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) returned 8.89%.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Managers of Fidelity Strategic Real Return Fund: The fund's Class F shares advanced 12.96% for the year, modestly underperforming the 13.20% return of the Fidelity Strategic Real Return Composite Index, but outpacing the Barclays Capital TIPS index. Successful asset allocation, particularly during the first half of the period, helped lift results versus the Composite index. An overweighting in real estate securities - especially within the high-yield debt category - made the biggest contribution, while underweighted positions in TIPS and commodities also proved rewarding. Within the individual subportfolios, absolute returns were strong, but relative results varied. Security selection within the fund's commodities subportfolio hurt results the most. The real estate debt category managed a healthy double-digit return for the period, but still lagged its index. Elsewhere, the fund benefited from favorable results within the real estate equity subportfolio, which achieved the largest absolute return. The floating-rate debt component - represented by an investment in Fidelity Floating Rate Central Fund - also outpaced its benchmark for the period. Lastly, the fund's less-volatile inflation-protected bond sleeve produced the smallest, albeit still solid, absolute return for the period, exactly in line with its index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,052.10	$ 5.25
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.17
Class T	1.03%
Actual		$ 1,000.00	$ 1,052.10	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.22
Class B	1.75%
Actual		$ 1,000.00	$ 1,048.80	$ 8.99
Hypothetical A		$ 1,000.00	$ 1,016.29	$ 8.85
Class C	1.77%
Actual		$ 1,000.00	$ 1,047.80	$ 9.09
Hypothetical A		$ 1,000.00	$ 1,016.19	$ 8.95
Strategic Real Return	.73%
Actual		$ 1,000.00	$ 1,054.30	$ 3.76
Hypothetical A		$ 1,000.00	$ 1,021.41	$ 3.70
Class F	.60%
Actual		$ 1,000.00	$ 1,055.50	$ 3.09
Hypothetical A		$ 1,000.00	$ 1,022.06	$ 3.04
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,053.20	$ 3.91
Hypothetical A		$ 1,000.00	$ 1,021.26	$ 3.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2010	As of March 31, 2010
Commodity-Linked Notes and Related Investments *	25.6%	23.7%
Inflation-Protected Securities and Related Investments	26.3%	26.3%
Floating Rate High Yield	25.3%	25.7%
Real Estate Investments	22.0%	22.9%
Cash & Cash Equivalents	0.6%	1.1%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in cash and cash equivalents to match the cash component of the DJ-UBSCITR. The value of commodity-linked notes will change directly based on the performance of the index.

Quality Diversification (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
U.S. Government and U.S. Government Agency Obligations 26.3%	U.S. Government and U.S. Government Agency Obligations 26.3%
AAA 1.0%	AAA 1.1%
AA 0.3%	AA 0.5%
A 0.3%	A 0.4%
BBB 2.0%	BBB 3.3%
BB and Below 19.9%	BB and Below 21.2%
Not Rated 8.4%	Not Rated 6.2%
Structured Notes (including Commodity-Linked Notes) 9.1%	Structured Notes (including Commodity-Linked Notes) 7.7%
Equities 14.8%	Equities 15.2%
Short-Term Investments and Net Other Assets 17.9%	Short-Term Investments and Net Other Assets 18.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of September 30, 2010*		As of March 31, 2010**
	Stocks 14.8%		Stocks 15.2%
	U.S. Government and U.S. Government Agency Obligations 26.3%		U.S. Government and U.S. Government Agency Obligations 26.3%
	Corporate Bonds 5.7%		Corporate Bonds 6.5%
	Asset-Backed Securities 0.9%		Asset-Backed Securities 0.6%
	Structured Notes (including Commodity-Linked Notes) 9.1%		Structured Notes (including Commodity-Linked Notes) 7.7%
	Floating Rate Loans 22.8%		Floating Rate Loans 23.3%
	CMOs and Other Mortgage Related Securities 2.4%		CMOs and Other Mortgage Related Securities 2.2%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 17.9%		Short-Term Investments and Net Other Assets 18.1%
* Foreign investments	4.7%	** Foreign investments	3.2%
* U.S. Treasury Inflation-Indexed Securities	26.3%	** U.S. Treasury Inflation-Indexed Securities	26.3%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2010

Showing Percentage of Net Assets

Corporate Bonds - 4.1%
		Principal Amount (c)	Value
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 660,000	$ 492,525
FINANCIALS - 1.3%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,192,560
Real Estate Investment Trusts - 0.7%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,229,397
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (d)		7,975,000	7,828,260
Annaly Capital Management, Inc. 4% 2/15/15		500,000	552,500
CapLease, Inc. 7.5% 10/1/27 (d)		5,500,000	5,445,000
Inland Real Estate Corp. 4.625% 11/15/26		6,880,000	6,819,456
ProLogis Trust:
1.875% 11/15/37		2,200,000	2,073,500
2.625% 5/15/38		500,000	473,125
The Macerich Co. 3.25% 3/15/12 (d)		4,300,000	4,235,500
			36,656,738
Real Estate Management & Development - 0.6%
BioMed Realty LP 4.5% 10/1/26 (d)		4,500,000	4,511,250
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,695,750
Corporate Office Properties LP 3.5% 9/15/26 (d)		3,220,000	3,220,000
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,400,000	2,364,000
Grubb & Ellis Co. 7.95% 5/1/15 (d)		1,640,000	1,410,400
Home Properties, Inc. 4.125% 11/1/26 (d)		1,900,000	1,921,375
Kilroy Realty LP 3.25% 4/15/12 (d)		2,150,000	2,133,875
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		11,550,000	11,434,500
MPT Operating Partnership LP 9.25% 4/1/13 (d)		2,000,000	2,204,800
SL Green Realty Corp. 3% 3/30/27 (d)		1,450,000	1,406,500
			32,302,450
TOTAL FINANCIALS			70,151,748
TOTAL CONVERTIBLE BONDS			70,644,273
Nonconvertible Bonds - 2.8%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (d)		1,345,662	1,382,668
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		$ 1,000,000	$ 1,015,000
KB Home:
5.75% 2/1/14		510,000	492,788
5.875% 1/15/15		1,500,000	1,425,000
6.25% 6/15/15		5,100,000	4,870,500
9.1% 9/15/17		500,000	513,750
Lennar Corp. 5.5% 9/1/14		4,000,000	3,840,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,920,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,438,750
Ryland Group, Inc. 8.4% 5/15/17		250,000	269,375
Standard Pacific Corp.:
6.25% 4/1/14		2,300,000	2,216,625
10.75% 9/15/16		500,000	545,000
			21,547,288
Specialty Retail - 0.1%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,510,000	2,830,025
TOTAL CONSUMER DISCRETIONARY			25,759,981
FINANCIALS - 2.2%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (d)		500,000	581,250
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		1,500,000	1,509,375
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	2,937,212
			4,446,587
Real Estate Investment Trusts - 1.2%
AvalonBay Communities, Inc.:
5.5% 1/15/12		527,000	553,269
6.625% 9/15/11		668,000	699,364
Camden Property Trust 5% 6/15/15		1,400,000	1,507,027
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	762,488
6.25% 6/15/14		1,170,000	1,282,677
Developers Diversified Realty Corp.:
5.375% 10/15/12		2,000,000	2,006,204
7.5% 7/15/18		2,970,000	3,023,142
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
9.625% 3/15/16		$ 2,780,000	$ 3,102,825
Equity One, Inc.:
5.375% 10/15/15		500,000	524,632
6% 9/15/16		1,000,000	1,045,883
6.25% 12/15/14		1,000,000	1,083,913
6.25% 1/15/17		1,000,000	1,049,046
Health Care Property Investors, Inc.:
5.65% 12/15/13		1,025,000	1,101,700
6% 3/1/15		1,500,000	1,623,372
6.3% 9/15/16		4,750,000	5,161,835
7.072% 6/8/15		500,000	564,184
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	529,467
6.5% 1/17/17		625,000	677,237
HMB Capital Trust V 3.8922% 12/15/36 (b)(d)(e)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,581,831
6.7% 1/15/18		1,000,000	1,071,961
6.75% 2/15/13		1,250,000	1,330,761
7.875% 8/15/14		500,000	562,666
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,058,770
iStar Financial, Inc. 5.95% 10/15/13		3,495,000	2,656,200
Kimco Realty Corp. 5.783% 3/15/16		550,000	606,579
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,268,036
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,118,608
6.25% 2/1/13		2,000,000	2,169,818
Omega Healthcare Investors, Inc.:
7% 4/1/14		6,050,000	6,174,781
7% 1/15/16		2,298,000	2,384,175
7.5% 2/15/20 (d)		1,000,000	1,050,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,880,537
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,025,000
Reckson Operating Partnership LP 7.75% 3/15/20 (d)		1,000,000	1,020,000
Security Capital Industrial Trust 7.625% 7/1/17		1,565,000	1,594,467
Senior Housing Properties Trust:
6.75% 4/15/20		710,000	738,400
8.625% 1/15/12		6,900,000	7,279,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UDR, Inc. 5.5% 4/1/14		$ 2,000,000	$ 2,146,972
United Dominion Realty Trust, Inc. 5.25% 1/15/15		500,000	532,528
Weingarten Realty Investors 4.857% 1/15/14		1,000,000	1,041,161
			68,591,016
Real Estate Management & Development - 0.9%
AMB Property LP 5.9% 8/15/13		600,000	640,796
Arden Realty LP 5.2% 9/1/11		500,000	518,776
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,566,852
5.75% 4/1/12		1,000,000	1,036,916
6% 4/1/16		1,000,000	1,043,532
7.5% 5/15/15		500,000	560,704
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,157,500
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,295,591
6.25% 6/15/14		1,595,000	1,656,691
6.875% 8/15/12		1,000,000	1,048,391
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,487,595
Duke Realty LP:
6.25% 5/15/13		750,000	808,177
7.375% 2/15/15		500,000	570,282
DuPont Fabros Technology LP 8.5% 12/15/17		920,000	989,000
First Industrial LP 5.75% 1/15/16		1,000,000	851,516
Forest City Enterprises, Inc.:
6.5% 2/1/17		703,000	590,520
7.625% 6/1/15		800,000	736,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,292,275
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	2,062,500
9% 5/15/17		750,000	830,625
Liberty Property LP:
5.125% 3/2/15		1,440,000	1,543,337
6.375% 8/15/12		2,680,000	2,872,542
Post Apartment Homes LP:
5.45% 6/1/12		714,000	742,069
6.3% 6/1/13		1,000,000	1,078,713
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,319,124
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP: - continued
5.875% 6/15/17		$ 600,000	$ 651,617
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)		1,000,000	1,060,000
Ventas Realty LP:
6.5% 6/1/16		660,000	686,400
6.5% 6/1/16		5,570,000	5,792,800
6.625% 10/15/14		9,020,000	9,380,800
			50,871,641
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (b)(d)		4,750,000	1,852,500
TOTAL FINANCIALS			126,342,994
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,720,000	1,702,800
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,010,000	2,120,550
			3,823,350
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,211,330
TOTAL NONCONVERTIBLE BONDS			158,137,655
TOTAL CORPORATE BONDS (Cost $210,966,604)			228,781,928
U.S. Treasury Inflation Protected Obligations - 26.3%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		50,991,360	53,760,277
2% 1/15/26		98,774,519	107,866,464
2.125% 2/15/40		48,758,141	54,104,293
2.375% 1/15/25		85,696,054	97,963,769
2.375% 1/15/27		75,132,975	86,122,001
2.5% 1/15/29		26,908,630	31,575,858
3.625% 4/15/28		24,396,990	32,560,879
3.875% 4/15/29		34,877,745	48,359,137
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15		$ 26,155,740	$ 26,883,190
0.625% 4/15/13		40,225,770	41,311,245
1.25% 4/15/14		28,843,640	30,324,628
1.25% 7/15/20		24,000,000	25,197,712
1.375% 7/15/18		25,274,750	27,048,132
1.375% 1/15/20		17,138,550	18,226,708
1.625% 1/15/15		56,538,965	60,456,804
1.625% 1/15/18		40,168,704	43,580,169
1.875% 7/15/13		67,516,560	71,732,175
1.875% 7/15/15		57,879,145	62,925,913
1.875% 7/15/19		33,693,990	37,355,592
2% 4/15/12		41,255,040	42,722,669
2% 1/15/14		68,560,736	73,597,339
2% 7/15/14		69,941,406	70,222,968
2% 1/15/16		59,698,584	65,493,611
2.125% 1/15/19		26,400,920	29,734,648
2.375% 1/15/17		45,674,363	51,535,256
2.5% 7/15/16		45,879,175	51,994,209
2.625% 7/15/17		36,815,800	42,471,361
3% 7/15/12		67,374,331	71,571,069
3.375% 1/15/12		20,221,537	21,194,697
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,355,583,480)			1,477,892,773
Asset-Backed Securities - 0.9%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (d)		1,643,000	1,462,270
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	1,292,150
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6163% 3/23/19 (d)(e)		2,533,207	1,899,905
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		5,000,000	4,962,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7713% 1/20/37 (d)(e)		1,977,757	1,206,432
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)		2,430,816	2,066,193
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,399,753
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	2,017,330
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		$ 181,452	$ 0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,551,500
Class B2, 1.6394% 12/28/35 (d)(e)		2,110,000	1,266,000
Class D, 9% 12/28/35 (d)		500,000	167,300
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,100,000	308,000
Crest Ltd. Series 2002-IGA Class A, 0.9375% 7/28/17 (d)(e)		929,044	882,592
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		2,008,000	1,777,563
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6644% 11/28/39 (d)(e)		850,000	59,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9063% 9/25/46 (d)(e)		761,476	91,377
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	1
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		5,802,685	2,186,038
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	1,676,210
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9744% 8/28/38 (d)(e)		4,410,000	2,800,350
Class C1B, 7.696% 8/28/38 (d)		1,189,000	735,753
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		4,495,587	4,225,852
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		454,900	156,117
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.0847% 2/5/36 (d)(e)		282,994	28
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (d)		1,055,000	1,002,250
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7894% 9/25/26 (d)(e)		3,000,000	810,000
Series 2006-1A:
Class A1B, 0.6194% 9/25/26 (d)(e)		3,215,000	2,443,400
Class A2A, 0.5094% 9/25/26 (d)(e)		6,330,000	5,253,900
Class F, 1.4394% 9/25/26 (d)(e)		2,250,000	1,260,000
Class G, 1.6394% 9/25/26 (d)(e)		1,530,000	810,900
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class H, 1.9394% 9/25/26 (d)(e)		$ 4,300,000	$ 2,107,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2891% 11/21/40 (d)(e)		1,500,000	75,000
TOTAL ASSET-BACKED SECURITIES (Cost $56,484,120)			47,953,164
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4673% 3/15/22 (d)(e)		8,833,818	8,558,605
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4373% 6/15/22 (d)(e)		2,750,000	2,484,151
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		106,071	6,926
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7069% 1/25/19 (d)(e)		67,856	17,113
Class B4, 4.7069% 1/25/19 (d)(e)		135,713	47,101
FREMF Mortgage Trust: Series 2010 K7 Class B, 5.6176% 4/25/20 (d)(e)		500,000	470,000
Series 2010 K6 Class B, 5.5321% 12/26/46 (d)(e)		1,000,000	868,302
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.757% 6/15/22 (d)(e)		6,747,489	5,904,053
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		1,000,000	1,021,200
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		2,082,000	2,153,951
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.5073% 12/15/37 (d)(e)		451,311	15,976
Series 2006-B Class B6, 1.9573% 7/15/38 (d)(e)		920,281	9,939
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.3573% 9/10/37 (d)(e)		138,148	10,416
Series 2005-D Class B7, 4.5073% 12/15/37 (d)(e)		270,786	11,725
Series 2006-A Class B7, 3.7573% 3/15/38 (d)(e)		698,499	22,003
Series 2006-B Class B7, 4.1073% 7/15/38 (d)(e)		400,024	3,360
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,350,371)			21,604,821
Commercial Mortgage Securities - 2.0%
		Principal Amount (c)	Value
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		$ 4,000,000	$ 3,867,631
Series 2005-1 Class A3, 4.877% 11/10/42		417,707	419,635
Series 2005-1 Class CJ, 5.3475% 11/10/42 (e)		1,450,000	1,417,277
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2573% 3/15/22 (d)(e)		2,630,000	1,262,400
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6234% 3/11/39 (e)		3,000,000	2,679,076
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)		2,000,000	1,526,148
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (d)(e)	CAD	1,605,000	865,081
Class G, 5.01% 5/15/44 (d)(e)	CAD	351,000	169,920
Class H, 5.01% 5/15/44 (d)(e)	CAD	235,000	96,102
Class J, 5.01% 5/15/44 (d)(e)	CAD	235,000	87,586
Class K, 5.01% 5/15/44 (d)(e)	CAD	118,000	36,849
Class L, 5.01% 5/15/44 (d)(e)	CAD	421,000	120,855
Class M, 5.01% 5/15/44 (d)(e)	CAD	1,927,737	510,216
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/16/34 (d)		1,475,000	1,485,766
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,982,917
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5173% 5/15/23 (d)(e)		2,000,000	1,893,333
Class D, 0.7273% 5/15/23 (d)(e)		1,250,000	1,166,599
Series 2006-HC1A:
Class A1, 0.4473% 5/15/23 (d)(e)		2,021,812	1,939,140
Class K, 1.7346% 5/15/23 (d)(e)		3,757,000	3,327,691
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	220,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	2,000,693
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.459% 6/10/31 (d)(e)		2,500,000	2,713,280
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (d)		1,000,000	1,021,606
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		8,185,000	7,726,640
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,473,021
Series 2002-1A Class H, 7.4003% 12/10/35 (d)(e)		1,277,000	1,257,108
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		$ 3,000,000	$ 3,127,500
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (e)		966,578	1,017,657
Class G, 6.75% 4/15/29 (e)		1,352,000	1,373,547
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		3,070,000	3,018,521
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		1,048,706	1,053,267
Class J, 6.974% 8/15/36 (d)		2,720,000	2,676,048
Series 2000-C1:
Class H, 7% 3/15/33 (d)		481,146	487,434
Class K, 7% 3/15/33		1,000,000	822,233
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		1,000,000	1,023,321
Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,141,000	1,112,837
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5578% 3/1/20 (d)(e)		2,800,000	2,296,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (d)(e)		2,250,000	2,456,746
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (d)		1,000,000	960,325
Series 2010-CNTR Class D, 6.1838% 8/5/32 (d)(e)		1,500,000	1,462,857
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4373% 2/15/19 (d)(e)		2,342,322	2,225,151
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		1,666,874	1,752,751
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,070,000	1,107,022
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (e)		6,000,000	5,532,992
Series 2006-C4 Class AJ, 6.0997% 6/15/38 (e)		2,000,000	1,626,541
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		1,350,000	1,195,155
Class I11, 7.72% 2/26/28 (d)		751,000	625,208
Class I12, 7.72% 2/26/28 (d)		750,000	599,325
Class I9, 7.72% 2/26/28 (d)		1,149,200	1,080,248
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	0
Class F, 10.813% 5/20/44 (d)		400,000	0
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		$ 3,645,181	$ 3,645,181
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,509,549
Series 1997-RR Class F, 7.4432% 4/30/39 (d)(e)		767,935	706,500
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)		2,342,000	1,288,100
Series 2005-HQ7 Class E, 5.3763% 11/14/42 (e)		1,425,000	826,500
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	3,680,000
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d)		1,994,152	1,875,126
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		1,042,704	1,042,704
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		428,455	441,866
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (d)		1,133,196	1,194,275
Series 1997-LLI Class F, 7.3% 10/12/34 (d)		1,190,000	1,207,173
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,985,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8323% 7/15/24 (d)(e)		1,800,000	473,810
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,864,574
Series 2004-C12 Class D, 5.4836% 7/15/41 (e)		2,250,000	2,027,023
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,267,366
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $107,444,569)			109,934,003
Common Stocks - 12.9%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	2,795,660
Household Durables - 0.1%
Stanley Martin Communities LLC Class B (a)	6,300	5,040,000
TOTAL CONSUMER DISCRETIONARY		7,835,660
FINANCIALS - 12.3%
Capital Markets - 0.0%
HFF, Inc. (a)	119,400	1,108,032
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 11.9%
Acadia Realty Trust (SBI)	1,116,644	$ 21,216,236
Alexandria Real Estate Equities, Inc.	336,611	23,562,770
AMB Property Corp. (SBI)	166,000	4,394,020
American Campus Communities, Inc.	191,000	5,814,040
Annaly Capital Management, Inc.	318,400	5,603,840
Anworth Mortgage Asset Corp.	481,200	3,430,956
Apartment Investment & Management Co. Class A	92,091	1,968,906
Associated Estates Realty Corp.	205,100	2,867,298
AvalonBay Communities, Inc.	100,837	10,479,989
Boston Properties, Inc.	185,100	15,385,512
Brandywine Realty Trust (SBI)	532,087	6,518,066
Camden Property Trust (SBI)	65,900	3,161,223
CapLease, Inc.	107,400	600,366
CBL & Associates Properties, Inc.	1,241,638	16,215,792
Cedar Shopping Centers, Inc.	482,800	2,935,424
Colonial Properties Trust (SBI)	79,300	1,283,867
Cypress Sharpridge Investments, Inc.	500,580	6,682,743
Cypress Sharpridge Investments, Inc. (d)	56,116	749,149
DCT Industrial Trust, Inc.	735,400	3,522,566
Developers Diversified Realty Corp.	725,554	8,140,716
DiamondRock Hospitality Co.	1,914,800	18,171,452
Digital Realty Trust, Inc.	429,102	26,475,593
Duke Realty LP	267,500	3,100,325
Education Realty Trust, Inc.	1,522,189	10,883,651
Equity Lifestyle Properties, Inc.	186,200	10,144,176
Equity Residential (SBI)	366,561	17,437,307
Essex Property Trust, Inc.	179,716	19,668,119
Excel Trust, Inc.	90,000	1,014,300
Federal Realty Investment Trust (SBI)	19,200	1,567,872
Franklin Street Properties Corp.	43,300	537,786
Glimcher Realty Trust	222,500	1,368,375
Government Properties Income Trust	55,104	1,471,277
HCP, Inc.	409,990	14,751,440
Healthcare Realty Trust, Inc.	396,791	9,280,941
Highwoods Properties, Inc. (SBI)	505,200	16,403,844
Host Hotels & Resorts, Inc.	615,487	8,912,252
Kimco Realty Corp.	329,020	5,182,065
Kite Realty Group Trust	597,533	2,653,047
MFA Financial, Inc.	1,835,346	14,003,690
Mid-America Apartment Communities, Inc.	344,962	20,104,385
Monmouth Real Estate Investment Corp. Class A	110,000	860,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Health Investors, Inc.	144,127	$ 6,350,236
National Retail Properties, Inc.	130,300	3,271,833
Nationwide Health Properties, Inc.	110,900	4,288,503
Omega Healthcare Investors, Inc.	285,510	6,409,700
Pebblebrook Hotel Trust (a)	63,400	1,141,834
Piedmont Office Realty Trust, Inc. Class A	143,600	2,715,476
Post Properties, Inc.	287,200	8,018,624
ProLogis Trust	2,684,900	31,628,122
Public Storage	439,622	42,660,919
Redwood Trust, Inc.	90,400	1,307,184
Regency Centers Corp.	60,700	2,395,829
Simon Property Group, Inc.	740,001	68,627,693
SL Green Realty Corp.	402,600	25,496,658
Sun Communities, Inc.	18,900	580,230
Sunstone Hotel Investors, Inc. (a)	1,596,786	14,482,849
The Macerich Co.	435,625	18,710,094
Two Harbors Investment Corp.	173,700	1,566,774
U-Store-It Trust	228,500	1,907,975
UDR, Inc.	43,639	921,656
Ventas, Inc.	837,580	43,194,001
Vornado Realty Trust	403,489	34,510,414
		668,712,180
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	403,230	6,298,815
CB Richard Ellis Group, Inc. Class A (a)	607,398	11,103,235
Coresite Realty Corp.	185,900	3,046,901
Forest City Enterprises, Inc. Class A (a)	141,613	1,816,895
		22,265,846
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(d)	72,059	721
TOTAL FINANCIALS		692,086,779
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	519,502	8,473,078
Capital Senior Living Corp. (a)	278,100	1,482,273
Emeritus Corp. (a)	730,335	12,459,515
Sunrise Senior Living, Inc. (a)	487,751	1,672,986
		24,087,852
Common Stocks - continued
	Shares	Value
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	150,552	$ 2,372,700
TOTAL COMMON STOCKS (Cost $703,996,086)		726,382,991
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
CommonWealth REIT 6.50%	120,000	2,666,400
Lexington Corporate Properties Trust Series C 6.50%	72,500	3,081,250
		5,747,650
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (d)	34,800	3,062,400
12.00% (d)	10,400	915,200
		3,977,600
TOTAL FINANCIALS		9,725,250
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	21,845
Red Lion Hotels Capital Trust 9.50%	138,465	3,544,704
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	1,900
		3,568,449
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,381,370
AMB Property Corp. Series O, 7.00%	1,000	25,010
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,291,625
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,549,985
Apartment Investment & Management Co.:
Series G, 9.375%	72,100	1,842,155
Series T, 8.00%	80,000	2,040,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apartment Investment & Management Co.: - continued
Series U, 7.75%	40,227	$ 1,020,559
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	506,200
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	245,000
7.375%	25,000	596,000
Cedar Shopping Centers, Inc. 8.875%	50,500	1,294,315
CenterPoint Properties Trust Series D, 5.377%	5,280	2,529,120
CommonWealth REIT 8.75%	11,666	295,733
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,980,448
Series B, 7.50%	43,159	1,053,080
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	1,006,109
Digital Realty Trust, Inc. Series B, 7.875%	36,100	920,189
Duke Realty LP:
8.375%	63,129	1,653,980
Series L, 6.60%	5,334	127,323
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	60,605
Equity Residential (depositary shares) Series N, 6.48%	21,200	527,880
Glimcher Realty Trust Series G, 8.125%	17,500	427,875
Health Care REIT, Inc. Series F, 7.625%	50,000	1,264,500
HomeBanc Mortgage Corp. Series A, 10.00% (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	214,729	5,505,652
Series C, 7.00%	74,798	1,841,527
Kimco Realty Corp. Series G, 7.75%	126,900	3,251,178
LaSalle Hotel Properties:
Series B, 8.375%	9,550	246,963
Series E, 8.00%	91,400	2,296,882
Series G, 7.25%	87,640	2,075,315
LBA Realty Fund II Series B, 7.625%	146,695	2,640,510
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,491,534
Lexington Realty Trust 7.55%	20,285	479,132
LTC Properties, Inc. Series F, 8.00%	59,280	1,508,676
MFA Financial, Inc. Series A, 8.50%	378,300	9,752,574
Omega Healthcare Investors, Inc. Series D, 8.375%	62,100	1,595,970
ProLogis Trust Series C, 8.54%	19,500	1,018,875
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	$ 363,853
Series P, 6.70%	65,000	1,576,250
Public Storage:
Series I, 7.25%	31,655	799,289
Series K, 7.25%	23,796	602,277
Series N, 7.00%	40,000	1,030,800
Regency Centers Corp. 7.25%	31,125	785,906
Saul Centers, Inc.:
8.00%	45,000	1,145,250
Series B (depositary shares) 9.00%	20,000	534,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	1,105,200
Weingarten Realty Investors (SBI) Series F, 6.50%	77,546	1,907,632
		75,194,550
TOTAL FINANCIALS		78,762,999
TOTAL PREFERRED STOCKS (Cost $100,441,927)		88,488,249
Floating Rate Loans - 0.2%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (b)(e)	$ 3,000,000	1,350,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.3% 10/27/13 (e)	490,923	470,059
TOTAL CONSUMER DISCRETIONARY		1,820,059
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
TowerCo Finance LLC term loan 6% 11/24/14 (e)	586,570	592,436
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche C, term loan 2.76% 12/14/12 (e)	$ 936,134	$ 908,050
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (e)	1,995,000	1,975,050
		2,883,100
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.35% 10/10/13 (e)	401,567	357,394
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,605,000
Tranche B, term loan 3.2579% 10/10/13 (e)	2,945,999	2,621,939
		4,584,333
TOTAL FINANCIALS		8,059,869
TOTAL FLOATING RATE LOANS (Cost $11,515,177)		9,879,928
Commodity-Linked Notes - 9.1%

AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 11/18/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	26,844,792
Note, three-month U.S. dollar LIBOR minus .27% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,500,000	46,726,525
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,000,000	48,002,082
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/20/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	25,297,340
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 5/16/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	19,000,000	21,124,138
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Credit Suisse New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 11,300,000	$ 13,463,675
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,200,000	11,413,689
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,500,000	9,751,611
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/23/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	11,854,814
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/8/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,500,000	11,701,552
Note, three-month U.S. dollar LIBOR minus .27% due 5/20/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	10,741,397
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,600,000	10,970,734
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/25/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	17,547,834
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/28/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,000,000	21,606,723
Note, three-month U.S. dollar LIBOR minus .16% due 6/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	6,700,000	7,720,231
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/1/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	4,500,000	6,279,292
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 2,000,000	$ 2,291,658
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,000,000	5,555,066
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	30,000,000	32,347,701
Morgan Stanley:
Medium Term Note, three-month U.S. dollar LIBOR minus .05% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,200,000	9,810,988
Medium Term Note, three-month U.S. dollar LIBOR minus .05% due 3/2/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	18,418,741
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 12/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,400,000	24,193,829
Note, one-month U.S. dollar LIBOR due 3/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	54,500,000	56,389,282
Note, one-month U.S. dollar LIBOR due 8/9/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,600,000	7,766,523
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .14% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	12,400,000	13,973,890
Note, one-month U.S. dollar LIBOR minus .14% due 12/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,800,000	11,206,901
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
UBS AG Jersey Branch: - continued
Note, one-month U.S. dollar LIBOR minus .14% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 8,300,000	$ 9,938,591
Note, one-month U.S. dollar LIBOR minus .14% due 7/21/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	15,600,000	19,753,735
TOTAL COMMODITY-LINKED NOTES (Cost $461,600,000)		512,693,334
Fixed-Income Funds - 25.3%
	Shares
Fidelity Floating Rate Central Fund (f) (Cost $1,427,970,056)	14,698,580	1,422,087,615
Preferred Securities - 0.0%
	Principal Amount (c)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(d)	$ 1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	85,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (a)(d)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (a)(d)	2,200,000	0
TOTAL PREFERRED SECURITIES (Cost $7,439,814)		85,017
Money Market Funds - 17.0%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (g) (Cost $953,524,313)	953,524,313	$ 953,524,313
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,414,316,517)		5,599,308,136
NET OTHER ASSETS (LIABILITIES) - 0.2%		13,989,736
NET ASSETS - 100%		$ 5,613,297,872
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $700,705,693 or 12.5% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security is linked to the Dow Jones-UBS Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,075,566
Fidelity Floating Rate Central Fund	59,536,345
Total	$ 61,611,911
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,415,350,664	$ 105,072,102	$ 190,001,713	$ 1,422,087,615	50.4%
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,835,660	$ 2,795,660	$ -	$ 5,040,000
Financials	780,575,028	767,264,437	10,780,740	2,529,851
Health Care	24,087,852	24,087,852	-	-
Materials	2,372,700	2,372,700	-	-
Corporate Bonds	228,781,928	-	223,992,216	4,789,712
U.S. Government and Government Agency Obligations	1,477,892,773	-	1,477,892,773	-
Asset-Backed Securities	47,953,164	-	22,875,061	25,078,103
Collateralized Mortgage Obligations	21,604,821	-	21,597,895	6,926
Commercial Mortgage Securities	109,934,003	-	102,578,254	7,355,749
Floating Rate Loans	9,879,928	-	9,879,928	-
Commodity-Linked Notes	512,693,334	-	512,693,334	-
Fixed-Income Funds	1,422,087,615	1,422,087,615	-	-
Preferred Securities	85,017	-	-	85,017
Money Market Funds	953,524,313	953,524,313	-	-
Total Investments in Securities:	$ 5,599,308,136	$ 3,172,132,577	$ 2,382,290,201	$ 44,885,358
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,731,977
Total Realized Gain (Loss)	(152,353)
Total Unrealized Gain (Loss)	16,184,969
Cost of Purchases	9,098,325
Proceeds of Sales	(9,776,763)
Amortization/Accretion	(56,018)
Transfers in to Level 3	1,371,902
Transfers out of Level 3	(16,516,681)
Ending Balance	$ 44,885,358
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ 14,599,690

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $725,040,077 of which $1,056,822, $720,370,157 and $3,613,098 will expire on September 30, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,032,822,148)	$ 3,223,696,208
Fidelity Central Funds (cost $2,381,494,369)	2,375,611,928
Total Investments (cost $5,414,316,517)		$ 5,599,308,136
Cash		125,379
Foreign currency held at value (cost $14,643)		14,643
Receivable for investments sold		2,579,946
Receivable for fund shares sold		16,108,287
Dividends receivable		2,703,360
Interest receivable		11,620,948
Distributions receivable from Fidelity Central Funds		5,454,002
Receivable from investment adviser for expense reductions		23
Other receivables		10,212
Total assets		5,637,924,936

Liabilities
Payable for investments purchased	$ 2,853,129
Payable for fund shares redeemed	18,225,406
Accrued management fee	2,651,746
Distribution and service plan fees payable	100,595
Other affiliated payables	705,672
Other payables and accrued expenses	90,516
Total liabilities		24,627,064

Net Assets		$ 5,613,297,872
Net Assets consist of:
Paid in capital		$ 6,101,400,122
Undistributed net investment income		44,673,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(717,766,937)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		184,991,252
Net Assets		$ 5,613,297,872

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($168,215,948 ÷ 18,522,441 shares)	$ 9.08

Maximum offering price per share (100/96.00 of $9.08)	$ 9.46
Class T: Net Asset Value and redemption price per share ($27,373,206 ÷ 3,010,670 shares)	$ 9.09

Maximum offering price per share (100/96.00 of $9.09)	$ 9.47
Class B: Net Asset Value and offering price per share ($7,406,346 ÷ 819,916 shares)A	$ 9.03

Class C: Net Asset Value and offering price per share ($66,399,093 ÷ 7,381,778 shares)A	$ 8.99

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,069,022,601 ÷ 445,678,542 shares)	$ 9.13

Class F: Net Asset Value, offering price and redemption price per share ($558,828,553 ÷ 61,218,497 shares)	$ 9.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($716,052,125 ÷ 78,561,783 shares)	$ 9.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 31,178,749
Interest		65,103,569
Inflation principal income		17,693,661
Income from Fidelity Central Funds		61,611,911
Total income		175,587,890

Expenses
Management fee	$ 33,119,558
Transfer agent fees	7,493,407
Distribution and service plan fees	1,081,783
Accounting and security lending fees	1,401,245
Custodian fees and expenses	74,416
Independent trustees' compensation	20,702
Registration fees	144,430
Audit	200,989
Legal	32,659
Miscellaneous	78,959
Total expenses before reductions	43,648,148
Expense reductions	(41,493)	43,606,655
Net investment income		131,981,235
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	443,031,042
Fidelity Central Funds	19,439,775
Foreign currency transactions	(42,817)
Total net realized gain (loss)		462,428,000
Change in net unrealized appreciation (depreciation) on: Investment securities	97,188,912
Assets and liabilities in foreign currencies	15,874
Total change in net unrealized appreciation (depreciation)		97,204,786
Net gain (loss)		559,632,786
Net increase (decrease) in net assets resulting from operations		$ 691,614,021

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 131,981,235	$ 103,699,577
Net realized gain (loss)	462,428,000	(809,610,013)
Change in net unrealized appreciation (depreciation)	97,204,786	555,858,738
Net increase (decrease) in net assets resulting from operations	691,614,021	(150,051,698)
Distributions to shareholders from net investment income	(83,611,982)	(137,555,906)
Distributions to shareholders from net realized gain	(76,503,945)	(279,253,909)
Total distributions	(160,115,927)	(416,809,815)
Share transactions - net increase (decrease)	(591,938,978)	646,121,165
Redemption fees	88,485	143,023
Total increase (decrease) in net assets	(60,352,399)	79,402,675

Net Assets
Beginning of period	5,673,650,271	5,594,247,596
End of period (including undistributed net investment income of $44,673,435 and undistributed net investment income of $62,157,364, respectively)	$ 5,613,297,872	$ 5,673,650,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Income from Investment Operations
Net investment income C	.171	.146	.444	.473	.524
Net realized and unrealized gain (loss)	.840	(.528)	(.820)	.077	(.329)
Total from investment operations	1.011	(.382)	(.376)	.550	.195
Distributions from net investment income	(.111)	(.208)	(.424)	(.400)	(.266)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.221)	(.688)	(.494)	(.400)	(.266)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08
Total Return A,B	12.46%	(2.73)%	(3.96)%	5.55%	1.96%
Ratios to Average Net Assets D,F
Expenses before reductions	1.02%	1.03%	1.01%	1.01%	1.02%
Expenses net of fee waivers, if any	1.02%	1.03%	1.01%	1.01%	1.00%
Expenses net of all reductions	1.02%	1.03%	1.01%	1.01%	.99%
Net investment income	1.98%	1.98%	4.43%	4.66%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 168,216	$ 112,929	$ 125,074	$ 25,406	$ 13,335
Portfolio turnover rate E	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Income from Investment Operations
Net investment income C	.170	.144	.449	.476	.517
Net realized and unrealized gain (loss)	.841	(.521)	(.843)	.082	(.325)
Total from investment operations	1.011	(.377)	(.394)	.558	.192
Distributions from net investment income	(.111)	(.203)	(.417)	(.398)	(.263)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.221)	(.683)	(.487)	(.398)	(.263)
Redemption fees added to paid in capital C	- G	- G	.001	- G	.001
Net asset value, end of period	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08
Total Return A,B	12.44%	(2.69)%	(4.12)%	5.64%	1.93%
Ratios to Average Net Assets D,F
Expenses before reductions	1.03%	1.07%	1.01%	1.00%	1.05%
Expenses net of fee waivers, if any	1.03%	1.07%	1.01%	1.00%	1.05%
Expenses net of all reductions	1.03%	1.07%	1.01%	1.00%	1.05%
Net investment income	1.98%	1.95%	4.42%	4.67%	5.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,373	$ 23,500	$ 27,405	$ 27,709	$ 22,825
Portfolio turnover rate E	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Income from Investment Operations
Net investment income C	.108	.093	.376	.405	.450
Net realized and unrealized gain (loss)	.845	(.536)	(.824)	.072	(.318)
Total from investment operations	.953	(.443)	(.448)	.477	.132
Distributions from net investment income	(.083)	(.147)	(.353)	(.327)	(.213)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.193)	(.627)	(.423)	(.327)	(.213)
Redemption fees added to paid in capital C	- G	- G	.001	- G	.001
Net asset value, end of period	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06
Total Return A,B	11.73%	(3.53)%	(4.63)%	4.81%	1.33%
Ratios to Average Net Assets D,F
Expenses before reductions	1.75%	1.76%	1.71%	1.69%	1.74%
Expenses net of fee waivers, if any	1.75%	1.75%	1.71%	1.69%	1.74%
Expenses net of all reductions	1.75%	1.75%	1.71%	1.69%	1.73%
Net investment income	1.26%	1.27%	3.72%	3.98%	4.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,406	$ 5,992	$ 8,847	$ 6,828	$ 6,002
Portfolio turnover rate E	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Income from Investment Operations
Net investment income C	.105	.088	.366	.392	.437
Net realized and unrealized gain (loss)	.838	(.532)	(.826)	.080	(.323)
Total from investment operations	.943	(.444)	(.460)	.472	.114
Distributions from net investment income	(.083)	(.146)	(.350)	(.322)	(.215)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.193)	(.626)	(.420)	(.322)	(.215)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04
Total Return A,B	11.65%	(3.55)%	(4.77)%	4.77%	1.15%
Ratios to Average Net Assets D,F
Expenses before reductions	1.78%	1.83%	1.80%	1.81%	1.86%
Expenses net of fee waivers, if any	1.78%	1.83%	1.80%	1.81%	1.85%
Expenses net of all reductions	1.78%	1.83%	1.80%	1.81%	1.84%
Net investment income	1.23%	1.19%	3.63%	3.86%	4.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,399	$ 44,744	$ 50,837	$ 24,175	$ 16,528
Portfolio turnover rate E	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Income from Investment Operations
Net investment income B	.196	.166	.479	.504	.544
Net realized and unrealized gain (loss)	.846	(.529)	(.834)	.079	(.317)
Total from investment operations	1.042	(.363)	(.355)	.583	.227
Distributions from net investment income	(.122)	(.227)	(.446)	(.423)	(.278)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.232)	(.707)	(.516)	(.423)	(.278)
Redemption fees added to paid in capital B	- F	- F	.001	- F	.001
Net asset value, end of period	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10
Total Return A	12.81%	(2.48)%	(3.73)%	5.89%	2.28%
Ratios to Average Net Assets C,E
Expenses before reductions	.73%	.77%	.73%	.74%	.80%
Expenses net of fee waivers, if any	.73%	.77%	.73%	.74%	.80%
Expenses net of all reductions	.73%	.77%	.73%	.73%	.79%
Net investment income	2.28%	2.25%	4.70%	4.94%	5.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,069,023	$ 4,914,336	$ 4,868,074	$ 4,214,434	$ 2,694,765
Portfolio turnover rate D	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended September 30,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 7.63
Income from Investment Operations
Net investment income D	.208	.065
Net realized and unrealized gain (loss)	.845	.676 G
Total from investment operations	1.053	.741
Distributions from net investment income	(.133)	(.051)
Distributions from net realized gain	(.110)	-
Total distributions	(.243)	(.051)
Redemption fees added to paid in capital D,J	-	-
Net asset value, end of period	$ 9.13	$ 8.32
Total Return B,C	12.96%	9.80%
Ratios to Average Net Assets E,I
Expenses before reductions	.60%	.61% A
Expenses net of fee waivers, if any	.60%	.61% A
Expenses net of all reductions	.60%	.61% A
Net investment income	2.41%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 558,829	$ 389
Portfolio turnover rate F	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Income from Investment Operations
Net investment income B	.194	.166	.475	.500	.540
Net realized and unrealized gain (loss)	.848	(.529)	(.841)	.081	(.321)
Total from investment operations	1.042	(.363)	(.366)	.581	.219
Distributions from net investment income	(.122)	(.227)	(.445)	(.421)	(.280)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.232)	(.707)	(.515)	(.421)	(.280)
Redemption fees added to paid in capital B	- F	- F	.001	- F	.001
Net asset value, end of period	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09
Total Return A	12.84%	(2.49)%	(3.85)%	5.87%	2.20%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.77%	.75%	.76%	.82%
Expenses net of fee waivers, if any	.75%	.77%	.75%	.76%	.82%
Expenses net of all reductions	.75%	.77%	.75%	.75%	.82%
Net investment income	2.25%	2.24%	4.68%	4.92%	5.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 716,052	$ 571,760	$ 514,011	$ 311,894	$ 139,446
Portfolio turnover rate D	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2010

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), Commodity-Linked Notes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 375,092,419
Gross unrealized depreciation	(172,955,685)
Net unrealized appreciation (depreciation)	$ 202,136,734

Tax Cost	$ 5,397,171,402

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 34,801,461
Capital loss carryforward	$ (725,040,077)
Net unrealized appreciation (depreciation)	$ 202,136,367

The tax character of distributions paid was as follows:

	September 30, 2010	September 30, 2009
Ordinary Income	$ 160,115,927	$ 416,809,815

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains

Annual Report

4. Operating Policies - continued

Indexed Securities - continued

(losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,029,452,016 and $1,040,702,435, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 376,357	$ -
Class T	-%	.25%	65,076	-
Class B	.65%	.25%	61,986	44,778
Class C	.75%	.25%	578,364	207,704
			$ 1,081,783	$ 252,482

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,851
Class T	6,458
Class B*	11,732
Class C*	7,800
$ 56,841

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 257,844.17
Class T	46,586.18
Class B	17,316.25
Class C	104,689.18
Strategic Real Return	6,054,077.13
Institutional Class	1,012,895.15
	$ 7,493,407

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,205 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23,085 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,808.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 23

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $41,122 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $348.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2010	2009 A
From net investment income
Class A	$ 1,593,234	$ 2,727,717
Class T	320,683	570,324
Class B	61,250	134,171
Class C	472,652	787,740
Strategic Real Return	71,427,737	120,339,069
Class F	1,067,446	2,364
Institutional Class	8,668,980	12,994,521
Total	$ 83,611,982	$ 137,555,906

Annual Report

10. Distributions to Shareholders - continued

Years ended September 30,	2010	2009 A
From net realized gain
Class A	$ 1,672,439	$ 5,924,372
Class T	325,701	1,253,538
Class B	83,005	360,885
Class C	667,876	2,178,629
Strategic Real Return	63,625,267	243,192,394
Class F	2,017,809	-
Institutional Class	8,111,848	26,344,091
Total	$ 76,503,945	$ 279,253,909

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2010	2009 A	2010	2009 A
Class A
Shares sold	10,615,711	5,976,185	$ 90,685,604	$ 45,357,036
Reinvestment of distributions	370,076	1,144,167	3,077,691	8,183,396
Shares redeemed	(6,091,016)	(6,861,567)	(52,371,400)	(50,424,566)
Net increase (decrease)	4,894,771	258,785	$ 41,391,895	$ 3,115,866
Class T
Shares sold	812,058	946,463	$ 6,953,971	$ 7,348,115
Reinvestment of distributions	70,645	235,649	588,027	1,688,581
Shares redeemed	(704,426)	(1,276,358)	(6,067,389)	(9,464,495)
Net increase (decrease)	178,277	(94,246)	$ 1,474,609	$ (427,799)
Class B
Shares sold	357,460	241,356	$ 3,050,687	$ 1,815,580
Reinvestment of distributions	14,631	55,823	121,769	400,507
Shares redeemed	(276,279)	(520,692)	(2,363,553)	(3,802,098)
Net increase (decrease)	95,812	(223,513)	$ 808,903	$ (1,586,011)
Class C
Shares sold	3,428,027	2,162,008	$ 29,121,408	$ 16,517,340
Reinvestment of distributions	120,335	360,754	998,018	2,568,889
Shares redeemed	(1,594,474)	(2,555,814)	(13,603,248)	(19,089,444)
Net increase (decrease)	1,953,888	(33,052)	$ 16,516,178	$ (3,215)

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2010	2009 A	2010	2009 A
Strategic Real Return
Shares sold	62,439,364	115,111,015	$ 538,503,624	$ 868,456,849
Reinvestment of distributions	16,074,514	50,268,485	133,884,159	360,374,519
Shares redeemed	(223,722,569)	(93,186,546)	(1,931,706,512)	(686,487,918)
Net increase (decrease)	(145,208,691)	72,192,954	$ (1,259,318,729)	$ 542,343,450
Class F
Shares sold	71,940,686	46,524	$ 618,764,915	$ 353,665
Reinvestment of distributions	367,306	320	3,085,255	2,364
Shares redeemed	(11,136,292)	(47)	(96,999,485)	(376)
Net increase (decrease)	61,171,700	46,797	$ 524,850,685	$ 355,653
Institutional Class
Shares sold	23,621,317	23,107,662	$ 202,869,795	$ 171,845,204
Reinvestment of distributions	1,978,397	5,398,380	16,468,057	38,601,750
Shares redeemed	(15,883,677)	(14,496,960)	(137,000,371)	(108,123,733)
Net increase (decrease)	9,716,037	14,009,082	$ 82,337,481	$ 102,323,221

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period Fidelity Freedom 2020 Fund was the owner of record of approximately 15% of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds, Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in aggregate, of approximately 70% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of September 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-
2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-
2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-
present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-
present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 19.65% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $93,082,085 of distributions paid during the period January 1, 2010 to September 30, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Class F), as well as the fund's relative investment performance for each class (except Class F) measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the second quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class T, Institutional Class, the retail class, and Class F ranked below its competitive median for 2009 and the total expenses of Class C ranked equal to its competitive median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

RRS-F-ANN-1110
1.891876.101

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Strategic Real Return
Fund - Class A, Class T,
Class B and Class C

Annual Report

September 30, 2010

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities staged a rally during the third quarter of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remained about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Life of class A
Class A (incl. 4.00% sales charge)	7.96%	1.65%	1.93%
Class T (incl. 4.00% sales charge)	7.95%	1.63%	1.91%
Class B (incl. contingent deferred sales charge) B	6.73%	1.44%	1.86%
Class C (incl. contingent deferred sales charge) C	10.65%	1.68%	1.94%

A From September 7, 2005.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of class total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of class total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Real Return Fund - Class A on September 7, 2005, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. TIPS Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Improvement in credit market conditions and generally neutral inflationary expectations provided a supportive backdrop for fixed-income categories during the 12 months ending September 30, 2010. Riskier segments of the market fared best, beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the year. Meanwhile, higher-quality fixed-income instruments also produced solid returns, due in large part to strong demand during the second half of the period, when the economic outlook became less certain. Among the benchmark indexes for Fidelity AdvisorSM Strategic Real Return Fund's core asset classes, real estate equity and high-yield debt securities posted the strongest results, with the Dow Jones U.S. Select Real Estate Securities IndexSM and The BofA Merrill Lynch US Real Estate IndexSM advancing 30.06% and 18.57%, respectively. Floating-rate bank debt benefited from a declining default rate and favorable supply/demand dynamics, and the S&P®/LSTA Leveraged Performing Loan Index rose 10.44%. Commodities also performed well, as expressed by the 10.01% gain of the Dow Jones-UBS Commodity Index Total Return. Elsewhere, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) returned 8.89%.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Managers of Fidelity Advisor Strategic Real Return Fund: For the year, the fund's Class A, Class T, Class B and Class C shares advanced 12.46%, 12.44%, 11.73% and 11.65%, respectively (excluding sales charges), modestly underperforming the 13.20% return of the Fidelity Strategic Real Return Composite Index, but outpacing the Barclays Capital TIPS index. Successful asset allocation, particularly during the first half of the period, helped lift results versus the Composite index. An overweighting in real estate securities - especially within the high-yield debt category - made the biggest contribution, while underweighted positions in TIPS and commodities also proved rewarding. Within the individual subportfolios, absolute returns were strong, but relative results varied. Security selection within the fund's commodities subportfolio hurt results the most. The real estate debt category managed a healthy double-digit return for the period, but still lagged its index. Elsewhere, the fund benefited from favorable results within the real estate equity subportfolio, which achieved the largest absolute return. The floating-rate debt component - represented by an investment in Fidelity Floating Rate Central Fund - also outpaced its benchmark for the period. Lastly, the fund's less-volatile inflation-protected bond sleeve produced the smallest, albeit still solid, absolute return for the period, exactly in line with its index.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Managers of Fidelity Advisor Strategic Real Return Fund: The fund's Institutional Class shares advanced 12.84% for the year, modestly underperforming the 13.20% return of the Fidelity Strategic Real Return Composite Index, but outpacing the Barclays Capital TIPS index. Successful asset allocation, particularly during the first half of the period, helped lift results versus the Composite index. An overweighting in real estate securities - especially within the high-yield debt category - made the biggest contribution, while underweighted positions in TIPS and commodities also proved rewarding. Within the individual subportfolios, absolute returns were strong, but relative results varied. Security selection within the fund's commodities subportfolio hurt results the most. The real estate debt category managed a healthy double-digit return for the period, but still lagged its index. Elsewhere, the fund benefited from favorable results within the real estate equity subportfolio, which achieved the largest absolute return. The floating-rate debt component - represented by an investment in Fidelity Floating Rate Central Fund - also outpaced its benchmark for the period. Lastly, the fund's less-volatile inflation-protected bond sleeve produced the smallest, albeit still solid, absolute return for the period, exactly in line with its index.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,052.10	$ 5.25
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.17
Class T	1.03%
Actual		$ 1,000.00	$ 1,052.10	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.22
Class B	1.75%
Actual		$ 1,000.00	$ 1,048.80	$ 8.99
Hypothetical A		$ 1,000.00	$ 1,016.29	$ 8.85
Class C	1.77%
Actual		$ 1,000.00	$ 1,047.80	$ 9.09
Hypothetical A		$ 1,000.00	$ 1,016.19	$ 8.95
Strategic Real Return	.73%
Actual		$ 1,000.00	$ 1,054.30	$ 3.76
Hypothetical A		$ 1,000.00	$ 1,021.41	$ 3.70
Class F	.60%
Actual		$ 1,000.00	$ 1,055.50	$ 3.09
Hypothetical A		$ 1,000.00	$ 1,022.06	$ 3.04
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,053.20	$ 3.91
Hypothetical A		$ 1,000.00	$ 1,021.26	$ 3.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2010	As of March 31, 2010
Commodity-Linked Notes and Related Investments *	25.6%	23.7%
Inflation-Protected Securities and Related Investments	26.3%	26.3%
Floating Rate High Yield	25.3%	25.7%
Real Estate Investments	22.0%	22.9%
Cash & Cash Equivalents	0.6%	1.1%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in cash and cash equivalents to match the cash component of the DJ-UBSCITR. The value of commodity-linked notes will change directly based on the performance of the index.

Quality Diversification (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
U.S. Government and U.S. Government Agency Obligations 26.3%	U.S. Government and U.S. Government Agency Obligations 26.3%
AAA 1.0%	AAA 1.1%
AA 0.3%	AA 0.5%
A 0.3%	A 0.4%
BBB 2.0%	BBB 3.3%
BB and Below 19.9%	BB and Below 21.2%
Not Rated 8.4%	Not Rated 6.2%
Structured Notes (including Commodity-Linked Notes) 9.1%	Structured Notes (including Commodity-Linked Notes) 7.7%
Equities 14.8%	Equities 15.2%
Short-Term Investments and Net Other Assets 17.9%	Short-Term Investments and Net Other Assets 18.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of September 30, 2010*		As of March 31, 2010**
	Stocks 14.8%		Stocks 15.2%
	U.S. Government and U.S. Government Agency Obligations 26.3%		U.S. Government and U.S. Government Agency Obligations 26.3%
	Corporate Bonds 5.7%		Corporate Bonds 6.5%
	Asset-Backed Securities 0.9%		Asset-Backed Securities 0.6%
	Structured Notes (including Commodity-Linked Notes) 9.1%		Structured Notes (including Commodity-Linked Notes) 7.7%
	Floating Rate Loans 22.8%		Floating Rate Loans 23.3%
	CMOs and Other Mortgage Related Securities 2.4%		CMOs and Other Mortgage Related Securities 2.2%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 17.9%		Short-Term Investments and Net Other Assets 18.1%
* Foreign investments	4.7%	** Foreign investments	3.2%
* U.S. Treasury Inflation-Indexed Securities	26.3%	** U.S. Treasury Inflation-Indexed Securities	26.3%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2010

Showing Percentage of Net Assets

Corporate Bonds - 4.1%
		Principal Amount (c)	Value
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 660,000	$ 492,525
FINANCIALS - 1.3%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,192,560
Real Estate Investment Trusts - 0.7%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,229,397
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (d)		7,975,000	7,828,260
Annaly Capital Management, Inc. 4% 2/15/15		500,000	552,500
CapLease, Inc. 7.5% 10/1/27 (d)		5,500,000	5,445,000
Inland Real Estate Corp. 4.625% 11/15/26		6,880,000	6,819,456
ProLogis Trust:
1.875% 11/15/37		2,200,000	2,073,500
2.625% 5/15/38		500,000	473,125
The Macerich Co. 3.25% 3/15/12 (d)		4,300,000	4,235,500
			36,656,738
Real Estate Management & Development - 0.6%
BioMed Realty LP 4.5% 10/1/26 (d)		4,500,000	4,511,250
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,695,750
Corporate Office Properties LP 3.5% 9/15/26 (d)		3,220,000	3,220,000
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,400,000	2,364,000
Grubb & Ellis Co. 7.95% 5/1/15 (d)		1,640,000	1,410,400
Home Properties, Inc. 4.125% 11/1/26 (d)		1,900,000	1,921,375
Kilroy Realty LP 3.25% 4/15/12 (d)		2,150,000	2,133,875
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		11,550,000	11,434,500
MPT Operating Partnership LP 9.25% 4/1/13 (d)		2,000,000	2,204,800
SL Green Realty Corp. 3% 3/30/27 (d)		1,450,000	1,406,500
			32,302,450
TOTAL FINANCIALS			70,151,748
TOTAL CONVERTIBLE BONDS			70,644,273
Nonconvertible Bonds - 2.8%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (d)		1,345,662	1,382,668
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		$ 1,000,000	$ 1,015,000
KB Home:
5.75% 2/1/14		510,000	492,788
5.875% 1/15/15		1,500,000	1,425,000
6.25% 6/15/15		5,100,000	4,870,500
9.1% 9/15/17		500,000	513,750
Lennar Corp. 5.5% 9/1/14		4,000,000	3,840,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,920,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,438,750
Ryland Group, Inc. 8.4% 5/15/17		250,000	269,375
Standard Pacific Corp.:
6.25% 4/1/14		2,300,000	2,216,625
10.75% 9/15/16		500,000	545,000
			21,547,288
Specialty Retail - 0.1%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,510,000	2,830,025
TOTAL CONSUMER DISCRETIONARY			25,759,981
FINANCIALS - 2.2%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (d)		500,000	581,250
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		1,500,000	1,509,375
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	2,937,212
			4,446,587
Real Estate Investment Trusts - 1.2%
AvalonBay Communities, Inc.:
5.5% 1/15/12		527,000	553,269
6.625% 9/15/11		668,000	699,364
Camden Property Trust 5% 6/15/15		1,400,000	1,507,027
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	762,488
6.25% 6/15/14		1,170,000	1,282,677
Developers Diversified Realty Corp.:
5.375% 10/15/12		2,000,000	2,006,204
7.5% 7/15/18		2,970,000	3,023,142
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
9.625% 3/15/16		$ 2,780,000	$ 3,102,825
Equity One, Inc.:
5.375% 10/15/15		500,000	524,632
6% 9/15/16		1,000,000	1,045,883
6.25% 12/15/14		1,000,000	1,083,913
6.25% 1/15/17		1,000,000	1,049,046
Health Care Property Investors, Inc.:
5.65% 12/15/13		1,025,000	1,101,700
6% 3/1/15		1,500,000	1,623,372
6.3% 9/15/16		4,750,000	5,161,835
7.072% 6/8/15		500,000	564,184
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	529,467
6.5% 1/17/17		625,000	677,237
HMB Capital Trust V 3.8922% 12/15/36 (b)(d)(e)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,581,831
6.7% 1/15/18		1,000,000	1,071,961
6.75% 2/15/13		1,250,000	1,330,761
7.875% 8/15/14		500,000	562,666
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,058,770
iStar Financial, Inc. 5.95% 10/15/13		3,495,000	2,656,200
Kimco Realty Corp. 5.783% 3/15/16		550,000	606,579
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,268,036
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,118,608
6.25% 2/1/13		2,000,000	2,169,818
Omega Healthcare Investors, Inc.:
7% 4/1/14		6,050,000	6,174,781
7% 1/15/16		2,298,000	2,384,175
7.5% 2/15/20 (d)		1,000,000	1,050,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,880,537
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,025,000
Reckson Operating Partnership LP 7.75% 3/15/20 (d)		1,000,000	1,020,000
Security Capital Industrial Trust 7.625% 7/1/17		1,565,000	1,594,467
Senior Housing Properties Trust:
6.75% 4/15/20		710,000	738,400
8.625% 1/15/12		6,900,000	7,279,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UDR, Inc. 5.5% 4/1/14		$ 2,000,000	$ 2,146,972
United Dominion Realty Trust, Inc. 5.25% 1/15/15		500,000	532,528
Weingarten Realty Investors 4.857% 1/15/14		1,000,000	1,041,161
			68,591,016
Real Estate Management & Development - 0.9%
AMB Property LP 5.9% 8/15/13		600,000	640,796
Arden Realty LP 5.2% 9/1/11		500,000	518,776
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,566,852
5.75% 4/1/12		1,000,000	1,036,916
6% 4/1/16		1,000,000	1,043,532
7.5% 5/15/15		500,000	560,704
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,157,500
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,295,591
6.25% 6/15/14		1,595,000	1,656,691
6.875% 8/15/12		1,000,000	1,048,391
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,487,595
Duke Realty LP:
6.25% 5/15/13		750,000	808,177
7.375% 2/15/15		500,000	570,282
DuPont Fabros Technology LP 8.5% 12/15/17		920,000	989,000
First Industrial LP 5.75% 1/15/16		1,000,000	851,516
Forest City Enterprises, Inc.:
6.5% 2/1/17		703,000	590,520
7.625% 6/1/15		800,000	736,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,292,275
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	2,062,500
9% 5/15/17		750,000	830,625
Liberty Property LP:
5.125% 3/2/15		1,440,000	1,543,337
6.375% 8/15/12		2,680,000	2,872,542
Post Apartment Homes LP:
5.45% 6/1/12		714,000	742,069
6.3% 6/1/13		1,000,000	1,078,713
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,319,124
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP: - continued
5.875% 6/15/17		$ 600,000	$ 651,617
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)		1,000,000	1,060,000
Ventas Realty LP:
6.5% 6/1/16		660,000	686,400
6.5% 6/1/16		5,570,000	5,792,800
6.625% 10/15/14		9,020,000	9,380,800
			50,871,641
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (b)(d)		4,750,000	1,852,500
TOTAL FINANCIALS			126,342,994
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,720,000	1,702,800
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,010,000	2,120,550
			3,823,350
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,211,330
TOTAL NONCONVERTIBLE BONDS			158,137,655
TOTAL CORPORATE BONDS (Cost $210,966,604)			228,781,928
U.S. Treasury Inflation Protected Obligations - 26.3%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		50,991,360	53,760,277
2% 1/15/26		98,774,519	107,866,464
2.125% 2/15/40		48,758,141	54,104,293
2.375% 1/15/25		85,696,054	97,963,769
2.375% 1/15/27		75,132,975	86,122,001
2.5% 1/15/29		26,908,630	31,575,858
3.625% 4/15/28		24,396,990	32,560,879
3.875% 4/15/29		34,877,745	48,359,137
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15		$ 26,155,740	$ 26,883,190
0.625% 4/15/13		40,225,770	41,311,245
1.25% 4/15/14		28,843,640	30,324,628
1.25% 7/15/20		24,000,000	25,197,712
1.375% 7/15/18		25,274,750	27,048,132
1.375% 1/15/20		17,138,550	18,226,708
1.625% 1/15/15		56,538,965	60,456,804
1.625% 1/15/18		40,168,704	43,580,169
1.875% 7/15/13		67,516,560	71,732,175
1.875% 7/15/15		57,879,145	62,925,913
1.875% 7/15/19		33,693,990	37,355,592
2% 4/15/12		41,255,040	42,722,669
2% 1/15/14		68,560,736	73,597,339
2% 7/15/14		69,941,406	70,222,968
2% 1/15/16		59,698,584	65,493,611
2.125% 1/15/19		26,400,920	29,734,648
2.375% 1/15/17		45,674,363	51,535,256
2.5% 7/15/16		45,879,175	51,994,209
2.625% 7/15/17		36,815,800	42,471,361
3% 7/15/12		67,374,331	71,571,069
3.375% 1/15/12		20,221,537	21,194,697
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,355,583,480)			1,477,892,773
Asset-Backed Securities - 0.9%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (d)		1,643,000	1,462,270
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	1,292,150
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6163% 3/23/19 (d)(e)		2,533,207	1,899,905
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		5,000,000	4,962,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7713% 1/20/37 (d)(e)		1,977,757	1,206,432
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)		2,430,816	2,066,193
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,399,753
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	2,017,330
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		$ 181,452	$ 0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,551,500
Class B2, 1.6394% 12/28/35 (d)(e)		2,110,000	1,266,000
Class D, 9% 12/28/35 (d)		500,000	167,300
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,100,000	308,000
Crest Ltd. Series 2002-IGA Class A, 0.9375% 7/28/17 (d)(e)		929,044	882,592
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		2,008,000	1,777,563
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6644% 11/28/39 (d)(e)		850,000	59,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9063% 9/25/46 (d)(e)		761,476	91,377
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	1
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		5,802,685	2,186,038
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	1,676,210
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9744% 8/28/38 (d)(e)		4,410,000	2,800,350
Class C1B, 7.696% 8/28/38 (d)		1,189,000	735,753
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		4,495,587	4,225,852
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		454,900	156,117
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.0847% 2/5/36 (d)(e)		282,994	28
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (d)		1,055,000	1,002,250
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7894% 9/25/26 (d)(e)		3,000,000	810,000
Series 2006-1A:
Class A1B, 0.6194% 9/25/26 (d)(e)		3,215,000	2,443,400
Class A2A, 0.5094% 9/25/26 (d)(e)		6,330,000	5,253,900
Class F, 1.4394% 9/25/26 (d)(e)		2,250,000	1,260,000
Class G, 1.6394% 9/25/26 (d)(e)		1,530,000	810,900
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class H, 1.9394% 9/25/26 (d)(e)		$ 4,300,000	$ 2,107,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2891% 11/21/40 (d)(e)		1,500,000	75,000
TOTAL ASSET-BACKED SECURITIES (Cost $56,484,120)			47,953,164
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4673% 3/15/22 (d)(e)		8,833,818	8,558,605
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4373% 6/15/22 (d)(e)		2,750,000	2,484,151
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		106,071	6,926
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7069% 1/25/19 (d)(e)		67,856	17,113
Class B4, 4.7069% 1/25/19 (d)(e)		135,713	47,101
FREMF Mortgage Trust: Series 2010 K7 Class B, 5.6176% 4/25/20 (d)(e)		500,000	470,000
Series 2010 K6 Class B, 5.5321% 12/26/46 (d)(e)		1,000,000	868,302
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.757% 6/15/22 (d)(e)		6,747,489	5,904,053
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		1,000,000	1,021,200
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		2,082,000	2,153,951
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.5073% 12/15/37 (d)(e)		451,311	15,976
Series 2006-B Class B6, 1.9573% 7/15/38 (d)(e)		920,281	9,939
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.3573% 9/10/37 (d)(e)		138,148	10,416
Series 2005-D Class B7, 4.5073% 12/15/37 (d)(e)		270,786	11,725
Series 2006-A Class B7, 3.7573% 3/15/38 (d)(e)		698,499	22,003
Series 2006-B Class B7, 4.1073% 7/15/38 (d)(e)		400,024	3,360
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,350,371)			21,604,821
Commercial Mortgage Securities - 2.0%
		Principal Amount (c)	Value
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		$ 4,000,000	$ 3,867,631
Series 2005-1 Class A3, 4.877% 11/10/42		417,707	419,635
Series 2005-1 Class CJ, 5.3475% 11/10/42 (e)		1,450,000	1,417,277
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2573% 3/15/22 (d)(e)		2,630,000	1,262,400
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6234% 3/11/39 (e)		3,000,000	2,679,076
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)		2,000,000	1,526,148
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (d)(e)	CAD	1,605,000	865,081
Class G, 5.01% 5/15/44 (d)(e)	CAD	351,000	169,920
Class H, 5.01% 5/15/44 (d)(e)	CAD	235,000	96,102
Class J, 5.01% 5/15/44 (d)(e)	CAD	235,000	87,586
Class K, 5.01% 5/15/44 (d)(e)	CAD	118,000	36,849
Class L, 5.01% 5/15/44 (d)(e)	CAD	421,000	120,855
Class M, 5.01% 5/15/44 (d)(e)	CAD	1,927,737	510,216
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/16/34 (d)		1,475,000	1,485,766
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,982,917
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5173% 5/15/23 (d)(e)		2,000,000	1,893,333
Class D, 0.7273% 5/15/23 (d)(e)		1,250,000	1,166,599
Series 2006-HC1A:
Class A1, 0.4473% 5/15/23 (d)(e)		2,021,812	1,939,140
Class K, 1.7346% 5/15/23 (d)(e)		3,757,000	3,327,691
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	220,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	2,000,693
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.459% 6/10/31 (d)(e)		2,500,000	2,713,280
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (d)		1,000,000	1,021,606
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		8,185,000	7,726,640
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,473,021
Series 2002-1A Class H, 7.4003% 12/10/35 (d)(e)		1,277,000	1,257,108
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		$ 3,000,000	$ 3,127,500
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (e)		966,578	1,017,657
Class G, 6.75% 4/15/29 (e)		1,352,000	1,373,547
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		3,070,000	3,018,521
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		1,048,706	1,053,267
Class J, 6.974% 8/15/36 (d)		2,720,000	2,676,048
Series 2000-C1:
Class H, 7% 3/15/33 (d)		481,146	487,434
Class K, 7% 3/15/33		1,000,000	822,233
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		1,000,000	1,023,321
Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,141,000	1,112,837
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5578% 3/1/20 (d)(e)		2,800,000	2,296,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (d)(e)		2,250,000	2,456,746
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (d)		1,000,000	960,325
Series 2010-CNTR Class D, 6.1838% 8/5/32 (d)(e)		1,500,000	1,462,857
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4373% 2/15/19 (d)(e)		2,342,322	2,225,151
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		1,666,874	1,752,751
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,070,000	1,107,022
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (e)		6,000,000	5,532,992
Series 2006-C4 Class AJ, 6.0997% 6/15/38 (e)		2,000,000	1,626,541
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		1,350,000	1,195,155
Class I11, 7.72% 2/26/28 (d)		751,000	625,208
Class I12, 7.72% 2/26/28 (d)		750,000	599,325
Class I9, 7.72% 2/26/28 (d)		1,149,200	1,080,248
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	0
Class F, 10.813% 5/20/44 (d)		400,000	0
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		$ 3,645,181	$ 3,645,181
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,509,549
Series 1997-RR Class F, 7.4432% 4/30/39 (d)(e)		767,935	706,500
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)		2,342,000	1,288,100
Series 2005-HQ7 Class E, 5.3763% 11/14/42 (e)		1,425,000	826,500
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	3,680,000
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d)		1,994,152	1,875,126
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		1,042,704	1,042,704
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		428,455	441,866
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (d)		1,133,196	1,194,275
Series 1997-LLI Class F, 7.3% 10/12/34 (d)		1,190,000	1,207,173
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,985,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8323% 7/15/24 (d)(e)		1,800,000	473,810
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,864,574
Series 2004-C12 Class D, 5.4836% 7/15/41 (e)		2,250,000	2,027,023
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,267,366
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $107,444,569)			109,934,003
Common Stocks - 12.9%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	2,795,660
Household Durables - 0.1%
Stanley Martin Communities LLC Class B (a)	6,300	5,040,000
TOTAL CONSUMER DISCRETIONARY		7,835,660
FINANCIALS - 12.3%
Capital Markets - 0.0%
HFF, Inc. (a)	119,400	1,108,032
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 11.9%
Acadia Realty Trust (SBI)	1,116,644	$ 21,216,236
Alexandria Real Estate Equities, Inc.	336,611	23,562,770
AMB Property Corp. (SBI)	166,000	4,394,020
American Campus Communities, Inc.	191,000	5,814,040
Annaly Capital Management, Inc.	318,400	5,603,840
Anworth Mortgage Asset Corp.	481,200	3,430,956
Apartment Investment & Management Co. Class A	92,091	1,968,906
Associated Estates Realty Corp.	205,100	2,867,298
AvalonBay Communities, Inc.	100,837	10,479,989
Boston Properties, Inc.	185,100	15,385,512
Brandywine Realty Trust (SBI)	532,087	6,518,066
Camden Property Trust (SBI)	65,900	3,161,223
CapLease, Inc.	107,400	600,366
CBL & Associates Properties, Inc.	1,241,638	16,215,792
Cedar Shopping Centers, Inc.	482,800	2,935,424
Colonial Properties Trust (SBI)	79,300	1,283,867
Cypress Sharpridge Investments, Inc.	500,580	6,682,743
Cypress Sharpridge Investments, Inc. (d)	56,116	749,149
DCT Industrial Trust, Inc.	735,400	3,522,566
Developers Diversified Realty Corp.	725,554	8,140,716
DiamondRock Hospitality Co.	1,914,800	18,171,452
Digital Realty Trust, Inc.	429,102	26,475,593
Duke Realty LP	267,500	3,100,325
Education Realty Trust, Inc.	1,522,189	10,883,651
Equity Lifestyle Properties, Inc.	186,200	10,144,176
Equity Residential (SBI)	366,561	17,437,307
Essex Property Trust, Inc.	179,716	19,668,119
Excel Trust, Inc.	90,000	1,014,300
Federal Realty Investment Trust (SBI)	19,200	1,567,872
Franklin Street Properties Corp.	43,300	537,786
Glimcher Realty Trust	222,500	1,368,375
Government Properties Income Trust	55,104	1,471,277
HCP, Inc.	409,990	14,751,440
Healthcare Realty Trust, Inc.	396,791	9,280,941
Highwoods Properties, Inc. (SBI)	505,200	16,403,844
Host Hotels & Resorts, Inc.	615,487	8,912,252
Kimco Realty Corp.	329,020	5,182,065
Kite Realty Group Trust	597,533	2,653,047
MFA Financial, Inc.	1,835,346	14,003,690
Mid-America Apartment Communities, Inc.	344,962	20,104,385
Monmouth Real Estate Investment Corp. Class A	110,000	860,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Health Investors, Inc.	144,127	$ 6,350,236
National Retail Properties, Inc.	130,300	3,271,833
Nationwide Health Properties, Inc.	110,900	4,288,503
Omega Healthcare Investors, Inc.	285,510	6,409,700
Pebblebrook Hotel Trust (a)	63,400	1,141,834
Piedmont Office Realty Trust, Inc. Class A	143,600	2,715,476
Post Properties, Inc.	287,200	8,018,624
ProLogis Trust	2,684,900	31,628,122
Public Storage	439,622	42,660,919
Redwood Trust, Inc.	90,400	1,307,184
Regency Centers Corp.	60,700	2,395,829
Simon Property Group, Inc.	740,001	68,627,693
SL Green Realty Corp.	402,600	25,496,658
Sun Communities, Inc.	18,900	580,230
Sunstone Hotel Investors, Inc. (a)	1,596,786	14,482,849
The Macerich Co.	435,625	18,710,094
Two Harbors Investment Corp.	173,700	1,566,774
U-Store-It Trust	228,500	1,907,975
UDR, Inc.	43,639	921,656
Ventas, Inc.	837,580	43,194,001
Vornado Realty Trust	403,489	34,510,414
		668,712,180
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	403,230	6,298,815
CB Richard Ellis Group, Inc. Class A (a)	607,398	11,103,235
Coresite Realty Corp.	185,900	3,046,901
Forest City Enterprises, Inc. Class A (a)	141,613	1,816,895
		22,265,846
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(d)	72,059	721
TOTAL FINANCIALS		692,086,779
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	519,502	8,473,078
Capital Senior Living Corp. (a)	278,100	1,482,273
Emeritus Corp. (a)	730,335	12,459,515
Sunrise Senior Living, Inc. (a)	487,751	1,672,986
		24,087,852
Common Stocks - continued
	Shares	Value
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	150,552	$ 2,372,700
TOTAL COMMON STOCKS (Cost $703,996,086)		726,382,991
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
CommonWealth REIT 6.50%	120,000	2,666,400
Lexington Corporate Properties Trust Series C 6.50%	72,500	3,081,250
		5,747,650
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (d)	34,800	3,062,400
12.00% (d)	10,400	915,200
		3,977,600
TOTAL FINANCIALS		9,725,250
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	21,845
Red Lion Hotels Capital Trust 9.50%	138,465	3,544,704
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	1,900
		3,568,449
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,381,370
AMB Property Corp. Series O, 7.00%	1,000	25,010
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,291,625
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,549,985
Apartment Investment & Management Co.:
Series G, 9.375%	72,100	1,842,155
Series T, 8.00%	80,000	2,040,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apartment Investment & Management Co.: - continued
Series U, 7.75%	40,227	$ 1,020,559
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	506,200
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	245,000
7.375%	25,000	596,000
Cedar Shopping Centers, Inc. 8.875%	50,500	1,294,315
CenterPoint Properties Trust Series D, 5.377%	5,280	2,529,120
CommonWealth REIT 8.75%	11,666	295,733
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,980,448
Series B, 7.50%	43,159	1,053,080
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	1,006,109
Digital Realty Trust, Inc. Series B, 7.875%	36,100	920,189
Duke Realty LP:
8.375%	63,129	1,653,980
Series L, 6.60%	5,334	127,323
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	60,605
Equity Residential (depositary shares) Series N, 6.48%	21,200	527,880
Glimcher Realty Trust Series G, 8.125%	17,500	427,875
Health Care REIT, Inc. Series F, 7.625%	50,000	1,264,500
HomeBanc Mortgage Corp. Series A, 10.00% (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	214,729	5,505,652
Series C, 7.00%	74,798	1,841,527
Kimco Realty Corp. Series G, 7.75%	126,900	3,251,178
LaSalle Hotel Properties:
Series B, 8.375%	9,550	246,963
Series E, 8.00%	91,400	2,296,882
Series G, 7.25%	87,640	2,075,315
LBA Realty Fund II Series B, 7.625%	146,695	2,640,510
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,491,534
Lexington Realty Trust 7.55%	20,285	479,132
LTC Properties, Inc. Series F, 8.00%	59,280	1,508,676
MFA Financial, Inc. Series A, 8.50%	378,300	9,752,574
Omega Healthcare Investors, Inc. Series D, 8.375%	62,100	1,595,970
ProLogis Trust Series C, 8.54%	19,500	1,018,875
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	$ 363,853
Series P, 6.70%	65,000	1,576,250
Public Storage:
Series I, 7.25%	31,655	799,289
Series K, 7.25%	23,796	602,277
Series N, 7.00%	40,000	1,030,800
Regency Centers Corp. 7.25%	31,125	785,906
Saul Centers, Inc.:
8.00%	45,000	1,145,250
Series B (depositary shares) 9.00%	20,000	534,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	1,105,200
Weingarten Realty Investors (SBI) Series F, 6.50%	77,546	1,907,632
		75,194,550
TOTAL FINANCIALS		78,762,999
TOTAL PREFERRED STOCKS (Cost $100,441,927)		88,488,249
Floating Rate Loans - 0.2%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (b)(e)	$ 3,000,000	1,350,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.3% 10/27/13 (e)	490,923	470,059
TOTAL CONSUMER DISCRETIONARY		1,820,059
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
TowerCo Finance LLC term loan 6% 11/24/14 (e)	586,570	592,436
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche C, term loan 2.76% 12/14/12 (e)	$ 936,134	$ 908,050
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (e)	1,995,000	1,975,050
		2,883,100
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.35% 10/10/13 (e)	401,567	357,394
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,605,000
Tranche B, term loan 3.2579% 10/10/13 (e)	2,945,999	2,621,939
		4,584,333
TOTAL FINANCIALS		8,059,869
TOTAL FLOATING RATE LOANS (Cost $11,515,177)		9,879,928
Commodity-Linked Notes - 9.1%

AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 11/18/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	26,844,792
Note, three-month U.S. dollar LIBOR minus .27% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,500,000	46,726,525
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,000,000	48,002,082
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/20/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	25,297,340
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 5/16/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	19,000,000	21,124,138
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Credit Suisse New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 11,300,000	$ 13,463,675
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,200,000	11,413,689
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,500,000	9,751,611
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/23/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	11,854,814
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/8/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,500,000	11,701,552
Note, three-month U.S. dollar LIBOR minus .27% due 5/20/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	10,741,397
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,600,000	10,970,734
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/25/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	17,547,834
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/28/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,000,000	21,606,723
Note, three-month U.S. dollar LIBOR minus .16% due 6/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	6,700,000	7,720,231
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/1/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	4,500,000	6,279,292
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 2,000,000	$ 2,291,658
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,000,000	5,555,066
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	30,000,000	32,347,701
Morgan Stanley:
Medium Term Note, three-month U.S. dollar LIBOR minus .05% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,200,000	9,810,988
Medium Term Note, three-month U.S. dollar LIBOR minus .05% due 3/2/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	18,418,741
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 12/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,400,000	24,193,829
Note, one-month U.S. dollar LIBOR due 3/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	54,500,000	56,389,282
Note, one-month U.S. dollar LIBOR due 8/9/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,600,000	7,766,523
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .14% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	12,400,000	13,973,890
Note, one-month U.S. dollar LIBOR minus .14% due 12/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,800,000	11,206,901
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
UBS AG Jersey Branch: - continued
Note, one-month U.S. dollar LIBOR minus .14% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 8,300,000	$ 9,938,591
Note, one-month U.S. dollar LIBOR minus .14% due 7/21/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	15,600,000	19,753,735
TOTAL COMMODITY-LINKED NOTES (Cost $461,600,000)		512,693,334
Fixed-Income Funds - 25.3%
	Shares
Fidelity Floating Rate Central Fund (f) (Cost $1,427,970,056)	14,698,580	1,422,087,615
Preferred Securities - 0.0%
	Principal Amount (c)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(d)	$ 1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	85,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (a)(d)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (a)(d)	2,200,000	0
TOTAL PREFERRED SECURITIES (Cost $7,439,814)		85,017
Money Market Funds - 17.0%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (g) (Cost $953,524,313)	953,524,313	$ 953,524,313
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,414,316,517)		5,599,308,136
NET OTHER ASSETS (LIABILITIES) - 0.2%		13,989,736
NET ASSETS - 100%		$ 5,613,297,872
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $700,705,693 or 12.5% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security is linked to the Dow Jones-UBS Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,075,566
Fidelity Floating Rate Central Fund	59,536,345
Total	$ 61,611,911
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,415,350,664	$ 105,072,102	$ 190,001,713	$ 1,422,087,615	50.4%
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,835,660	$ 2,795,660	$ -	$ 5,040,000
Financials	780,575,028	767,264,437	10,780,740	2,529,851
Health Care	24,087,852	24,087,852	-	-
Materials	2,372,700	2,372,700	-	-
Corporate Bonds	228,781,928	-	223,992,216	4,789,712
U.S. Government and Government Agency Obligations	1,477,892,773	-	1,477,892,773	-
Asset-Backed Securities	47,953,164	-	22,875,061	25,078,103
Collateralized Mortgage Obligations	21,604,821	-	21,597,895	6,926
Commercial Mortgage Securities	109,934,003	-	102,578,254	7,355,749
Floating Rate Loans	9,879,928	-	9,879,928	-
Commodity-Linked Notes	512,693,334	-	512,693,334	-
Fixed-Income Funds	1,422,087,615	1,422,087,615	-	-
Preferred Securities	85,017	-	-	85,017
Money Market Funds	953,524,313	953,524,313	-	-
Total Investments in Securities:	$ 5,599,308,136	$ 3,172,132,577	$ 2,382,290,201	$ 44,885,358
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,731,977
Total Realized Gain (Loss)	(152,353)
Total Unrealized Gain (Loss)	16,184,969
Cost of Purchases	9,098,325
Proceeds of Sales	(9,776,763)
Amortization/Accretion	(56,018)
Transfers in to Level 3	1,371,902
Transfers out of Level 3	(16,516,681)
Ending Balance	$ 44,885,358
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ 14,599,690

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $725,040,077 of which $1,056,822, $720,370,157 and $3,613,098 will expire on September 30, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,032,822,148)	$ 3,223,696,208
Fidelity Central Funds (cost $2,381,494,369)	2,375,611,928
Total Investments (cost $5,414,316,517)		$ 5,599,308,136
Cash		125,379
Foreign currency held at value (cost $14,643)		14,643
Receivable for investments sold		2,579,946
Receivable for fund shares sold		16,108,287
Dividends receivable		2,703,360
Interest receivable		11,620,948
Distributions receivable from Fidelity Central Funds		5,454,002
Receivable from investment adviser for expense reductions		23
Other receivables		10,212
Total assets		5,637,924,936

Liabilities
Payable for investments purchased	$ 2,853,129
Payable for fund shares redeemed	18,225,406
Accrued management fee	2,651,746
Distribution and service plan fees payable	100,595
Other affiliated payables	705,672
Other payables and accrued expenses	90,516
Total liabilities		24,627,064

Net Assets		$ 5,613,297,872
Net Assets consist of:
Paid in capital		$ 6,101,400,122
Undistributed net investment income		44,673,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(717,766,937)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		184,991,252
Net Assets		$ 5,613,297,872

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($168,215,948 ÷ 18,522,441 shares)	$ 9.08

Maximum offering price per share (100/96.00 of $9.08)	$ 9.46
Class T: Net Asset Value and redemption price per share ($27,373,206 ÷ 3,010,670 shares)	$ 9.09

Maximum offering price per share (100/96.00 of $9.09)	$ 9.47
Class B: Net Asset Value and offering price per share ($7,406,346 ÷ 819,916 shares)A	$ 9.03

Class C: Net Asset Value and offering price per share ($66,399,093 ÷ 7,381,778 shares)A	$ 8.99

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,069,022,601 ÷ 445,678,542 shares)	$ 9.13

Class F: Net Asset Value, offering price and redemption price per share ($558,828,553 ÷ 61,218,497 shares)	$ 9.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($716,052,125 ÷ 78,561,783 shares)	$ 9.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 31,178,749
Interest		65,103,569
Inflation principal income		17,693,661
Income from Fidelity Central Funds		61,611,911
Total income		175,587,890

Expenses
Management fee	$ 33,119,558
Transfer agent fees	7,493,407
Distribution and service plan fees	1,081,783
Accounting and security lending fees	1,401,245
Custodian fees and expenses	74,416
Independent trustees' compensation	20,702
Registration fees	144,430
Audit	200,989
Legal	32,659
Miscellaneous	78,959
Total expenses before reductions	43,648,148
Expense reductions	(41,493)	43,606,655
Net investment income		131,981,235
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	443,031,042
Fidelity Central Funds	19,439,775
Foreign currency transactions	(42,817)
Total net realized gain (loss)		462,428,000
Change in net unrealized appreciation (depreciation) on: Investment securities	97,188,912
Assets and liabilities in foreign currencies	15,874
Total change in net unrealized appreciation (depreciation)		97,204,786
Net gain (loss)		559,632,786
Net increase (decrease) in net assets resulting from operations		$ 691,614,021

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 131,981,235	$ 103,699,577
Net realized gain (loss)	462,428,000	(809,610,013)
Change in net unrealized appreciation (depreciation)	97,204,786	555,858,738
Net increase (decrease) in net assets resulting from operations	691,614,021	(150,051,698)
Distributions to shareholders from net investment income	(83,611,982)	(137,555,906)
Distributions to shareholders from net realized gain	(76,503,945)	(279,253,909)
Total distributions	(160,115,927)	(416,809,815)
Share transactions - net increase (decrease)	(591,938,978)	646,121,165
Redemption fees	88,485	143,023
Total increase (decrease) in net assets	(60,352,399)	79,402,675

Net Assets
Beginning of period	5,673,650,271	5,594,247,596
End of period (including undistributed net investment income of $44,673,435 and undistributed net investment income of $62,157,364, respectively)	$ 5,613,297,872	$ 5,673,650,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Income from Investment Operations
Net investment income C	.171	.146	.444	.473	.524
Net realized and unrealized gain (loss)	.840	(.528)	(.820)	.077	(.329)
Total from investment operations	1.011	(.382)	(.376)	.550	.195
Distributions from net investment income	(.111)	(.208)	(.424)	(.400)	(.266)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.221)	(.688)	(.494)	(.400)	(.266)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08
Total Return A,B	12.46%	(2.73)%	(3.96)%	5.55%	1.96%
Ratios to Average Net Assets D,F
Expenses before reductions	1.02%	1.03%	1.01%	1.01%	1.02%
Expenses net of fee waivers, if any	1.02%	1.03%	1.01%	1.01%	1.00%
Expenses net of all reductions	1.02%	1.03%	1.01%	1.01%	.99%
Net investment income	1.98%	1.98%	4.43%	4.66%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 168,216	$ 112,929	$ 125,074	$ 25,406	$ 13,335
Portfolio turnover rate E	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Income from Investment Operations
Net investment income C	.170	.144	.449	.476	.517
Net realized and unrealized gain (loss)	.841	(.521)	(.843)	.082	(.325)
Total from investment operations	1.011	(.377)	(.394)	.558	.192
Distributions from net investment income	(.111)	(.203)	(.417)	(.398)	(.263)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.221)	(.683)	(.487)	(.398)	(.263)
Redemption fees added to paid in capital C	- G	- G	.001	- G	.001
Net asset value, end of period	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08
Total Return A,B	12.44%	(2.69)%	(4.12)%	5.64%	1.93%
Ratios to Average Net Assets D,F
Expenses before reductions	1.03%	1.07%	1.01%	1.00%	1.05%
Expenses net of fee waivers, if any	1.03%	1.07%	1.01%	1.00%	1.05%
Expenses net of all reductions	1.03%	1.07%	1.01%	1.00%	1.05%
Net investment income	1.98%	1.95%	4.42%	4.67%	5.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,373	$ 23,500	$ 27,405	$ 27,709	$ 22,825
Portfolio turnover rate E	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Income from Investment Operations
Net investment income C	.108	.093	.376	.405	.450
Net realized and unrealized gain (loss)	.845	(.536)	(.824)	.072	(.318)
Total from investment operations	.953	(.443)	(.448)	.477	.132
Distributions from net investment income	(.083)	(.147)	(.353)	(.327)	(.213)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.193)	(.627)	(.423)	(.327)	(.213)
Redemption fees added to paid in capital C	- G	- G	.001	- G	.001
Net asset value, end of period	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06
Total Return A,B	11.73%	(3.53)%	(4.63)%	4.81%	1.33%
Ratios to Average Net Assets D,F
Expenses before reductions	1.75%	1.76%	1.71%	1.69%	1.74%
Expenses net of fee waivers, if any	1.75%	1.75%	1.71%	1.69%	1.74%
Expenses net of all reductions	1.75%	1.75%	1.71%	1.69%	1.73%
Net investment income	1.26%	1.27%	3.72%	3.98%	4.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,406	$ 5,992	$ 8,847	$ 6,828	$ 6,002
Portfolio turnover rate E	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Income from Investment Operations
Net investment income C	.105	.088	.366	.392	.437
Net realized and unrealized gain (loss)	.838	(.532)	(.826)	.080	(.323)
Total from investment operations	.943	(.444)	(.460)	.472	.114
Distributions from net investment income	(.083)	(.146)	(.350)	(.322)	(.215)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.193)	(.626)	(.420)	(.322)	(.215)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04
Total Return A,B	11.65%	(3.55)%	(4.77)%	4.77%	1.15%
Ratios to Average Net Assets D,F
Expenses before reductions	1.78%	1.83%	1.80%	1.81%	1.86%
Expenses net of fee waivers, if any	1.78%	1.83%	1.80%	1.81%	1.85%
Expenses net of all reductions	1.78%	1.83%	1.80%	1.81%	1.84%
Net investment income	1.23%	1.19%	3.63%	3.86%	4.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,399	$ 44,744	$ 50,837	$ 24,175	$ 16,528
Portfolio turnover rate E	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Income from Investment Operations
Net investment income B	.196	.166	.479	.504	.544
Net realized and unrealized gain (loss)	.846	(.529)	(.834)	.079	(.317)
Total from investment operations	1.042	(.363)	(.355)	.583	.227
Distributions from net investment income	(.122)	(.227)	(.446)	(.423)	(.278)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.232)	(.707)	(.516)	(.423)	(.278)
Redemption fees added to paid in capital B	- F	- F	.001	- F	.001
Net asset value, end of period	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10
Total Return A	12.81%	(2.48)%	(3.73)%	5.89%	2.28%
Ratios to Average Net Assets C,E
Expenses before reductions	.73%	.77%	.73%	.74%	.80%
Expenses net of fee waivers, if any	.73%	.77%	.73%	.74%	.80%
Expenses net of all reductions	.73%	.77%	.73%	.73%	.79%
Net investment income	2.28%	2.25%	4.70%	4.94%	5.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,069,023	$ 4,914,336	$ 4,868,074	$ 4,214,434	$ 2,694,765
Portfolio turnover rate D	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended September 30,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 7.63
Income from Investment Operations
Net investment income D	.208	.065
Net realized and unrealized gain (loss)	.845	.676 G
Total from investment operations	1.053	.741
Distributions from net investment income	(.133)	(.051)
Distributions from net realized gain	(.110)	-
Total distributions	(.243)	(.051)
Redemption fees added to paid in capital D,J	-	-
Net asset value, end of period	$ 9.13	$ 8.32
Total Return B,C	12.96%	9.80%
Ratios to Average Net Assets E,I
Expenses before reductions	.60%	.61% A
Expenses net of fee waivers, if any	.60%	.61% A
Expenses net of all reductions	.60%	.61% A
Net investment income	2.41%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 558,829	$ 389
Portfolio turnover rate F	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Income from Investment Operations
Net investment income B	.194	.166	.475	.500	.540
Net realized and unrealized gain (loss)	.848	(.529)	(.841)	.081	(.321)
Total from investment operations	1.042	(.363)	(.366)	.581	.219
Distributions from net investment income	(.122)	(.227)	(.445)	(.421)	(.280)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.232)	(.707)	(.515)	(.421)	(.280)
Redemption fees added to paid in capital B	- F	- F	.001	- F	.001
Net asset value, end of period	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09
Total Return A	12.84%	(2.49)%	(3.85)%	5.87%	2.20%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.77%	.75%	.76%	.82%
Expenses net of fee waivers, if any	.75%	.77%	.75%	.76%	.82%
Expenses net of all reductions	.75%	.77%	.75%	.75%	.82%
Net investment income	2.25%	2.24%	4.68%	4.92%	5.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 716,052	$ 571,760	$ 514,011	$ 311,894	$ 139,446
Portfolio turnover rate D	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2010

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), Commodity-Linked Notes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 375,092,419
Gross unrealized depreciation	(172,955,685)
Net unrealized appreciation (depreciation)	$ 202,136,734

Tax Cost	$ 5,397,171,402

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 34,801,461
Capital loss carryforward	$ (725,040,077)
Net unrealized appreciation (depreciation)	$ 202,136,367

The tax character of distributions paid was as follows:

	September 30, 2010	September 30, 2009
Ordinary Income	$ 160,115,927	$ 416,809,815

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains

Annual Report

4. Operating Policies - continued

Indexed Securities - continued

(losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,029,452,016 and $1,040,702,435, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 376,357	$ -
Class T	-%	.25%	65,076	-
Class B	.65%	.25%	61,986	44,778
Class C	.75%	.25%	578,364	207,704
			$ 1,081,783	$ 252,482

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,851
Class T	6,458
Class B*	11,732
Class C*	7,800
$ 56,841

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 257,844.17
Class T	46,586.18
Class B	17,316.25
Class C	104,689.18
Strategic Real Return	6,054,077.13
Institutional Class	1,012,895.15
	$ 7,493,407

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,205 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23,085 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,808.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 23

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $41,122 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $348.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2010	2009 A
From net investment income
Class A	$ 1,593,234	$ 2,727,717
Class T	320,683	570,324
Class B	61,250	134,171
Class C	472,652	787,740
Strategic Real Return	71,427,737	120,339,069
Class F	1,067,446	2,364
Institutional Class	8,668,980	12,994,521
Total	$ 83,611,982	$ 137,555,906

Annual Report

10. Distributions to Shareholders - continued

Years ended September 30,	2010	2009 A
From net realized gain
Class A	$ 1,672,439	$ 5,924,372
Class T	325,701	1,253,538
Class B	83,005	360,885
Class C	667,876	2,178,629
Strategic Real Return	63,625,267	243,192,394
Class F	2,017,809	-
Institutional Class	8,111,848	26,344,091
Total	$ 76,503,945	$ 279,253,909

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2010	2009 A	2010	2009 A
Class A
Shares sold	10,615,711	5,976,185	$ 90,685,604	$ 45,357,036
Reinvestment of distributions	370,076	1,144,167	3,077,691	8,183,396
Shares redeemed	(6,091,016)	(6,861,567)	(52,371,400)	(50,424,566)
Net increase (decrease)	4,894,771	258,785	$ 41,391,895	$ 3,115,866
Class T
Shares sold	812,058	946,463	$ 6,953,971	$ 7,348,115
Reinvestment of distributions	70,645	235,649	588,027	1,688,581
Shares redeemed	(704,426)	(1,276,358)	(6,067,389)	(9,464,495)
Net increase (decrease)	178,277	(94,246)	$ 1,474,609	$ (427,799)
Class B
Shares sold	357,460	241,356	$ 3,050,687	$ 1,815,580
Reinvestment of distributions	14,631	55,823	121,769	400,507
Shares redeemed	(276,279)	(520,692)	(2,363,553)	(3,802,098)
Net increase (decrease)	95,812	(223,513)	$ 808,903	$ (1,586,011)
Class C
Shares sold	3,428,027	2,162,008	$ 29,121,408	$ 16,517,340
Reinvestment of distributions	120,335	360,754	998,018	2,568,889
Shares redeemed	(1,594,474)	(2,555,814)	(13,603,248)	(19,089,444)
Net increase (decrease)	1,953,888	(33,052)	$ 16,516,178	$ (3,215)

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2010	2009 A	2010	2009 A
Strategic Real Return
Shares sold	62,439,364	115,111,015	$ 538,503,624	$ 868,456,849
Reinvestment of distributions	16,074,514	50,268,485	133,884,159	360,374,519
Shares redeemed	(223,722,569)	(93,186,546)	(1,931,706,512)	(686,487,918)
Net increase (decrease)	(145,208,691)	72,192,954	$ (1,259,318,729)	$ 542,343,450
Class F
Shares sold	71,940,686	46,524	$ 618,764,915	$ 353,665
Reinvestment of distributions	367,306	320	3,085,255	2,364
Shares redeemed	(11,136,292)	(47)	(96,999,485)	(376)
Net increase (decrease)	61,171,700	46,797	$ 524,850,685	$ 355,653
Institutional Class
Shares sold	23,621,317	23,107,662	$ 202,869,795	$ 171,845,204
Reinvestment of distributions	1,978,397	5,398,380	16,468,057	38,601,750
Shares redeemed	(15,883,677)	(14,496,960)	(137,000,371)	(108,123,733)
Net increase (decrease)	9,716,037	14,009,082	$ 82,337,481	$ 102,323,221

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period Fidelity Freedom 2020 Fund was the owner of record of approximately 15% of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds, Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in aggregate, of approximately 70% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of September 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-
2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-
2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-
present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-
present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 19.65% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $93,082,085 of distributions paid during the period January 1, 2010 to September 30, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Class F), as well as the fund's relative investment performance for each class (except Class F) measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the second quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class T, Institutional Class, the retail class, and Class F ranked below its competitive median for 2009 and the total expenses of Class C ranked equal to its competitive median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Research & Analysis Company

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARRS-UANN-1110
1.814972.105

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Strategic Real Return
Fund - Institutional Class

Annual Report

September 30, 2010

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities staged a rally during the third quarter of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remained about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Life of class A
Institutional Class	12.84%	2.74%	3.01%

A From September 7, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Real Return Fund - Institutional Class on September 7, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. TIPS Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Improvement in credit market conditions and generally neutral inflationary expectations provided a supportive backdrop for fixed-income categories during the 12 months ending September 30, 2010. Riskier segments of the market fared best, beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the year. Meanwhile, higher-quality fixed-income instruments also produced solid returns, due in large part to strong demand during the second half of the period, when the economic outlook became less certain. Among the benchmark indexes for Fidelity AdvisorSM Strategic Real Return Fund's core asset classes, real estate equity and high-yield debt securities posted the strongest results, with the Dow Jones U.S. Select Real Estate Securities IndexSM and The BofA Merrill Lynch US Real Estate IndexSM advancing 30.06% and 18.57%, respectively. Floating-rate bank debt benefited from a declining default rate and favorable supply/demand dynamics, and the S&P®/LSTA Leveraged Performing Loan Index rose 10.44%. Commodities also performed well, as expressed by the 10.01% gain of the Dow Jones-UBS Commodity Index Total Return. Elsewhere, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) returned 8.89%.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Managers of Fidelity Advisor Strategic Real Return Fund: For the year, the fund's Class A, Class T, Class B and Class C shares advanced 12.46%, 12.44%, 11.73% and 11.65%, respectively (excluding sales charges), modestly underperforming the 13.20% return of the Fidelity Strategic Real Return Composite Index, but outpacing the Barclays Capital TIPS index. Successful asset allocation, particularly during the first half of the period, helped lift results versus the Composite index. An overweighting in real estate securities - especially within the high-yield debt category - made the biggest contribution, while underweighted positions in TIPS and commodities also proved rewarding. Within the individual subportfolios, absolute returns were strong, but relative results varied. Security selection within the fund's commodities subportfolio hurt results the most. The real estate debt category managed a healthy double-digit return for the period, but still lagged its index. Elsewhere, the fund benefited from favorable results within the real estate equity subportfolio, which achieved the largest absolute return. The floating-rate debt component - represented by an investment in Fidelity Floating Rate Central Fund - also outpaced its benchmark for the period. Lastly, the fund's less-volatile inflation-protected bond sleeve produced the smallest, albeit still solid, absolute return for the period, exactly in line with its index.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Managers of Fidelity Advisor Strategic Real Return Fund: The fund's Institutional Class shares advanced 12.84% for the year, modestly underperforming the 13.20% return of the Fidelity Strategic Real Return Composite Index, but outpacing the Barclays Capital TIPS index. Successful asset allocation, particularly during the first half of the period, helped lift results versus the Composite index. An overweighting in real estate securities - especially within the high-yield debt category - made the biggest contribution, while underweighted positions in TIPS and commodities also proved rewarding. Within the individual subportfolios, absolute returns were strong, but relative results varied. Security selection within the fund's commodities subportfolio hurt results the most. The real estate debt category managed a healthy double-digit return for the period, but still lagged its index. Elsewhere, the fund benefited from favorable results within the real estate equity subportfolio, which achieved the largest absolute return. The floating-rate debt component - represented by an investment in Fidelity Floating Rate Central Fund - also outpaced its benchmark for the period. Lastly, the fund's less-volatile inflation-protected bond sleeve produced the smallest, albeit still solid, absolute return for the period, exactly in line with its index.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,052.10	$ 5.25
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.17
Class T	1.03%
Actual		$ 1,000.00	$ 1,052.10	$ 5.30
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.22
Class B	1.75%
Actual		$ 1,000.00	$ 1,048.80	$ 8.99
Hypothetical A		$ 1,000.00	$ 1,016.29	$ 8.85
Class C	1.77%
Actual		$ 1,000.00	$ 1,047.80	$ 9.09
Hypothetical A		$ 1,000.00	$ 1,016.19	$ 8.95
Strategic Real Return	.73%
Actual		$ 1,000.00	$ 1,054.30	$ 3.76
Hypothetical A		$ 1,000.00	$ 1,021.41	$ 3.70
Class F	.60%
Actual		$ 1,000.00	$ 1,055.50	$ 3.09
Hypothetical A		$ 1,000.00	$ 1,022.06	$ 3.04
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,053.20	$ 3.91
Hypothetical A		$ 1,000.00	$ 1,021.26	$ 3.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Holdings Distribution (% of fund's net assets)
	As of September 30, 2010	As of March 31, 2010
Commodity-Linked Notes and Related Investments *	25.6%	23.7%
Inflation-Protected Securities and Related Investments	26.3%	26.3%
Floating Rate High Yield	25.3%	25.7%
Real Estate Investments	22.0%	22.9%
Cash & Cash Equivalents	0.6%	1.1%

* Investments in commodity-linked notes provide indirect exposure to futures contracts on physical commodities via the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCITR), the majority of which trade on U.S. exchanges. The commodity-linked notes sub-portfolio may include a related investment in cash and cash equivalents to match the cash component of the DJ-UBSCITR. The value of commodity-linked notes will change directly based on the performance of the index.

Quality Diversification (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
U.S. Government and U.S. Government Agency Obligations 26.3%	U.S. Government and U.S. Government Agency Obligations 26.3%
AAA 1.0%	AAA 1.1%
AA 0.3%	AA 0.5%
A 0.3%	A 0.4%
BBB 2.0%	BBB 3.3%
BB and Below 19.9%	BB and Below 21.2%
Not Rated 8.4%	Not Rated 6.2%
Structured Notes (including Commodity-Linked Notes) 9.1%	Structured Notes (including Commodity-Linked Notes) 7.7%
Equities 14.8%	Equities 15.2%
Short-Term Investments and Net Other Assets 17.9%	Short-Term Investments and Net Other Assets 18.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of September 30, 2010*		As of March 31, 2010**
	Stocks 14.8%		Stocks 15.2%
	U.S. Government and U.S. Government Agency Obligations 26.3%		U.S. Government and U.S. Government Agency Obligations 26.3%
	Corporate Bonds 5.7%		Corporate Bonds 6.5%
	Asset-Backed Securities 0.9%		Asset-Backed Securities 0.6%
	Structured Notes (including Commodity-Linked Notes) 9.1%		Structured Notes (including Commodity-Linked Notes) 7.7%
	Floating Rate Loans 22.8%		Floating Rate Loans 23.3%
	CMOs and Other Mortgage Related Securities 2.4%		CMOs and Other Mortgage Related Securities 2.2%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 17.9%		Short-Term Investments and Net Other Assets 18.1%
* Foreign investments	4.7%	** Foreign investments	3.2%
* U.S. Treasury Inflation-Indexed Securities	26.3%	** U.S. Treasury Inflation-Indexed Securities	26.3%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments September 30, 2010

Showing Percentage of Net Assets

Corporate Bonds - 4.1%
		Principal Amount (c)	Value
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 660,000	$ 492,525
FINANCIALS - 1.3%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,192,560
Real Estate Investment Trusts - 0.7%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,229,397
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (d)		7,975,000	7,828,260
Annaly Capital Management, Inc. 4% 2/15/15		500,000	552,500
CapLease, Inc. 7.5% 10/1/27 (d)		5,500,000	5,445,000
Inland Real Estate Corp. 4.625% 11/15/26		6,880,000	6,819,456
ProLogis Trust:
1.875% 11/15/37		2,200,000	2,073,500
2.625% 5/15/38		500,000	473,125
The Macerich Co. 3.25% 3/15/12 (d)		4,300,000	4,235,500
			36,656,738
Real Estate Management & Development - 0.6%
BioMed Realty LP 4.5% 10/1/26 (d)		4,500,000	4,511,250
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,695,750
Corporate Office Properties LP 3.5% 9/15/26 (d)		3,220,000	3,220,000
First Potomac Realty Investment LP 4% 12/15/11 (d)		2,400,000	2,364,000
Grubb & Ellis Co. 7.95% 5/1/15 (d)		1,640,000	1,410,400
Home Properties, Inc. 4.125% 11/1/26 (d)		1,900,000	1,921,375
Kilroy Realty LP 3.25% 4/15/12 (d)		2,150,000	2,133,875
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		11,550,000	11,434,500
MPT Operating Partnership LP 9.25% 4/1/13 (d)		2,000,000	2,204,800
SL Green Realty Corp. 3% 3/30/27 (d)		1,450,000	1,406,500
			32,302,450
TOTAL FINANCIALS			70,151,748
TOTAL CONVERTIBLE BONDS			70,644,273
Nonconvertible Bonds - 2.8%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (d)		1,345,662	1,382,668
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		$ 1,000,000	$ 1,015,000
KB Home:
5.75% 2/1/14		510,000	492,788
5.875% 1/15/15		1,500,000	1,425,000
6.25% 6/15/15		5,100,000	4,870,500
9.1% 9/15/17		500,000	513,750
Lennar Corp. 5.5% 9/1/14		4,000,000	3,840,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	2,920,500
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,438,750
Ryland Group, Inc. 8.4% 5/15/17		250,000	269,375
Standard Pacific Corp.:
6.25% 4/1/14		2,300,000	2,216,625
10.75% 9/15/16		500,000	545,000
			21,547,288
Specialty Retail - 0.1%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,510,000	2,830,025
TOTAL CONSUMER DISCRETIONARY			25,759,981
FINANCIALS - 2.2%
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (d)		500,000	581,250
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		1,500,000	1,509,375
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	2,937,212
			4,446,587
Real Estate Investment Trusts - 1.2%
AvalonBay Communities, Inc.:
5.5% 1/15/12		527,000	553,269
6.625% 9/15/11		668,000	699,364
Camden Property Trust 5% 6/15/15		1,400,000	1,507,027
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	762,488
6.25% 6/15/14		1,170,000	1,282,677
Developers Diversified Realty Corp.:
5.375% 10/15/12		2,000,000	2,006,204
7.5% 7/15/18		2,970,000	3,023,142
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
9.625% 3/15/16		$ 2,780,000	$ 3,102,825
Equity One, Inc.:
5.375% 10/15/15		500,000	524,632
6% 9/15/16		1,000,000	1,045,883
6.25% 12/15/14		1,000,000	1,083,913
6.25% 1/15/17		1,000,000	1,049,046
Health Care Property Investors, Inc.:
5.65% 12/15/13		1,025,000	1,101,700
6% 3/1/15		1,500,000	1,623,372
6.3% 9/15/16		4,750,000	5,161,835
7.072% 6/8/15		500,000	564,184
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	529,467
6.5% 1/17/17		625,000	677,237
HMB Capital Trust V 3.8922% 12/15/36 (b)(d)(e)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,581,831
6.7% 1/15/18		1,000,000	1,071,961
6.75% 2/15/13		1,250,000	1,330,761
7.875% 8/15/14		500,000	562,666
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,058,770
iStar Financial, Inc. 5.95% 10/15/13		3,495,000	2,656,200
Kimco Realty Corp. 5.783% 3/15/16		550,000	606,579
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,268,036
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,118,608
6.25% 2/1/13		2,000,000	2,169,818
Omega Healthcare Investors, Inc.:
7% 4/1/14		6,050,000	6,174,781
7% 1/15/16		2,298,000	2,384,175
7.5% 2/15/20 (d)		1,000,000	1,050,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,880,537
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,025,000
Reckson Operating Partnership LP 7.75% 3/15/20 (d)		1,000,000	1,020,000
Security Capital Industrial Trust 7.625% 7/1/17		1,565,000	1,594,467
Senior Housing Properties Trust:
6.75% 4/15/20		710,000	738,400
8.625% 1/15/12		6,900,000	7,279,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UDR, Inc. 5.5% 4/1/14		$ 2,000,000	$ 2,146,972
United Dominion Realty Trust, Inc. 5.25% 1/15/15		500,000	532,528
Weingarten Realty Investors 4.857% 1/15/14		1,000,000	1,041,161
			68,591,016
Real Estate Management & Development - 0.9%
AMB Property LP 5.9% 8/15/13		600,000	640,796
Arden Realty LP 5.2% 9/1/11		500,000	518,776
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,566,852
5.75% 4/1/12		1,000,000	1,036,916
6% 4/1/16		1,000,000	1,043,532
7.5% 5/15/15		500,000	560,704
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,157,500
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,295,591
6.25% 6/15/14		1,595,000	1,656,691
6.875% 8/15/12		1,000,000	1,048,391
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,487,595
Duke Realty LP:
6.25% 5/15/13		750,000	808,177
7.375% 2/15/15		500,000	570,282
DuPont Fabros Technology LP 8.5% 12/15/17		920,000	989,000
First Industrial LP 5.75% 1/15/16		1,000,000	851,516
Forest City Enterprises, Inc.:
6.5% 2/1/17		703,000	590,520
7.625% 6/1/15		800,000	736,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,292,275
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	2,062,500
9% 5/15/17		750,000	830,625
Liberty Property LP:
5.125% 3/2/15		1,440,000	1,543,337
6.375% 8/15/12		2,680,000	2,872,542
Post Apartment Homes LP:
5.45% 6/1/12		714,000	742,069
6.3% 6/1/13		1,000,000	1,078,713
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,319,124
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP: - continued
5.875% 6/15/17		$ 600,000	$ 651,617
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)		1,000,000	1,060,000
Ventas Realty LP:
6.5% 6/1/16		660,000	686,400
6.5% 6/1/16		5,570,000	5,792,800
6.625% 10/15/14		9,020,000	9,380,800
			50,871,641
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (b)(d)		4,750,000	1,852,500
TOTAL FINANCIALS			126,342,994
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,720,000	1,702,800
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,010,000	2,120,550
			3,823,350
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,211,330
TOTAL NONCONVERTIBLE BONDS			158,137,655
TOTAL CORPORATE BONDS (Cost $210,966,604)			228,781,928
U.S. Treasury Inflation Protected Obligations - 26.3%

U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		50,991,360	53,760,277
2% 1/15/26		98,774,519	107,866,464
2.125% 2/15/40		48,758,141	54,104,293
2.375% 1/15/25		85,696,054	97,963,769
2.375% 1/15/27		75,132,975	86,122,001
2.5% 1/15/29		26,908,630	31,575,858
3.625% 4/15/28		24,396,990	32,560,879
3.875% 4/15/29		34,877,745	48,359,137
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15		$ 26,155,740	$ 26,883,190
0.625% 4/15/13		40,225,770	41,311,245
1.25% 4/15/14		28,843,640	30,324,628
1.25% 7/15/20		24,000,000	25,197,712
1.375% 7/15/18		25,274,750	27,048,132
1.375% 1/15/20		17,138,550	18,226,708
1.625% 1/15/15		56,538,965	60,456,804
1.625% 1/15/18		40,168,704	43,580,169
1.875% 7/15/13		67,516,560	71,732,175
1.875% 7/15/15		57,879,145	62,925,913
1.875% 7/15/19		33,693,990	37,355,592
2% 4/15/12		41,255,040	42,722,669
2% 1/15/14		68,560,736	73,597,339
2% 7/15/14		69,941,406	70,222,968
2% 1/15/16		59,698,584	65,493,611
2.125% 1/15/19		26,400,920	29,734,648
2.375% 1/15/17		45,674,363	51,535,256
2.5% 7/15/16		45,879,175	51,994,209
2.625% 7/15/17		36,815,800	42,471,361
3% 7/15/12		67,374,331	71,571,069
3.375% 1/15/12		20,221,537	21,194,697
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,355,583,480)			1,477,892,773
Asset-Backed Securities - 0.9%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (d)		1,643,000	1,462,270
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (d)		3,005,000	1,292,150
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6163% 3/23/19 (d)(e)		2,533,207	1,899,905
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		5,000,000	4,962,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7713% 1/20/37 (d)(e)		1,977,757	1,206,432
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)		2,430,816	2,066,193
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,399,753
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	2,017,330
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		$ 181,452	$ 0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		2,140,000	1,551,500
Class B2, 1.6394% 12/28/35 (d)(e)		2,110,000	1,266,000
Class D, 9% 12/28/35 (d)		500,000	167,300
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,100,000	308,000
Crest Ltd. Series 2002-IGA Class A, 0.9375% 7/28/17 (d)(e)		929,044	882,592
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		2,008,000	1,777,563
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6644% 11/28/39 (d)(e)		850,000	59,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9063% 9/25/46 (d)(e)		761,476	91,377
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		750,000	1
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		5,802,685	2,186,038
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	1,676,210
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9744% 8/28/38 (d)(e)		4,410,000	2,800,350
Class C1B, 7.696% 8/28/38 (d)		1,189,000	735,753
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (d)		4,495,587	4,225,852
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		454,900	156,117
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.0847% 2/5/36 (d)(e)		282,994	28
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (d)		1,055,000	1,002,250
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7894% 9/25/26 (d)(e)		3,000,000	810,000
Series 2006-1A:
Class A1B, 0.6194% 9/25/26 (d)(e)		3,215,000	2,443,400
Class A2A, 0.5094% 9/25/26 (d)(e)		6,330,000	5,253,900
Class F, 1.4394% 9/25/26 (d)(e)		2,250,000	1,260,000
Class G, 1.6394% 9/25/26 (d)(e)		1,530,000	810,900
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class H, 1.9394% 9/25/26 (d)(e)		$ 4,300,000	$ 2,107,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2891% 11/21/40 (d)(e)		1,500,000	75,000
TOTAL ASSET-BACKED SECURITIES (Cost $56,484,120)			47,953,164
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4673% 3/15/22 (d)(e)		8,833,818	8,558,605
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4373% 6/15/22 (d)(e)		2,750,000	2,484,151
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (d)(e)		106,071	6,926
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7069% 1/25/19 (d)(e)		67,856	17,113
Class B4, 4.7069% 1/25/19 (d)(e)		135,713	47,101
FREMF Mortgage Trust: Series 2010 K7 Class B, 5.6176% 4/25/20 (d)(e)		500,000	470,000
Series 2010 K6 Class B, 5.5321% 12/26/46 (d)(e)		1,000,000	868,302
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.757% 6/15/22 (d)(e)		6,747,489	5,904,053
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		1,000,000	1,021,200
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (d)		2,082,000	2,153,951
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.5073% 12/15/37 (d)(e)		451,311	15,976
Series 2006-B Class B6, 1.9573% 7/15/38 (d)(e)		920,281	9,939
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.3573% 9/10/37 (d)(e)		138,148	10,416
Series 2005-D Class B7, 4.5073% 12/15/37 (d)(e)		270,786	11,725
Series 2006-A Class B7, 3.7573% 3/15/38 (d)(e)		698,499	22,003
Series 2006-B Class B7, 4.1073% 7/15/38 (d)(e)		400,024	3,360
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,350,371)			21,604,821
Commercial Mortgage Securities - 2.0%
		Principal Amount (c)	Value
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		$ 4,000,000	$ 3,867,631
Series 2005-1 Class A3, 4.877% 11/10/42		417,707	419,635
Series 2005-1 Class CJ, 5.3475% 11/10/42 (e)		1,450,000	1,417,277
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2573% 3/15/22 (d)(e)		2,630,000	1,262,400
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6234% 3/11/39 (e)		3,000,000	2,679,076
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)		2,000,000	1,526,148
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (d)(e)	CAD	1,605,000	865,081
Class G, 5.01% 5/15/44 (d)(e)	CAD	351,000	169,920
Class H, 5.01% 5/15/44 (d)(e)	CAD	235,000	96,102
Class J, 5.01% 5/15/44 (d)(e)	CAD	235,000	87,586
Class K, 5.01% 5/15/44 (d)(e)	CAD	118,000	36,849
Class L, 5.01% 5/15/44 (d)(e)	CAD	421,000	120,855
Class M, 5.01% 5/15/44 (d)(e)	CAD	1,927,737	510,216
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/16/34 (d)		1,475,000	1,485,766
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,982,917
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5173% 5/15/23 (d)(e)		2,000,000	1,893,333
Class D, 0.7273% 5/15/23 (d)(e)		1,250,000	1,166,599
Series 2006-HC1A:
Class A1, 0.4473% 5/15/23 (d)(e)		2,021,812	1,939,140
Class K, 1.7346% 5/15/23 (d)(e)		3,757,000	3,327,691
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		500,000	220,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	2,000,693
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.459% 6/10/31 (d)(e)		2,500,000	2,713,280
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (d)		1,000,000	1,021,606
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		8,185,000	7,726,640
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,473,021
Series 2002-1A Class H, 7.4003% 12/10/35 (d)(e)		1,277,000	1,257,108
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (d)		$ 3,000,000	$ 3,127,500
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (e)		966,578	1,017,657
Class G, 6.75% 4/15/29 (e)		1,352,000	1,373,547
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		3,070,000	3,018,521
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		1,048,706	1,053,267
Class J, 6.974% 8/15/36 (d)		2,720,000	2,676,048
Series 2000-C1:
Class H, 7% 3/15/33 (d)		481,146	487,434
Class K, 7% 3/15/33		1,000,000	822,233
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		1,000,000	1,023,321
Series 2002-C1 Class H, 5.903% 1/11/35 (d)		1,141,000	1,112,837
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5578% 3/1/20 (d)(e)		2,800,000	2,296,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (d)(e)		2,250,000	2,456,746
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (d)		1,000,000	960,325
Series 2010-CNTR Class D, 6.1838% 8/5/32 (d)(e)		1,500,000	1,462,857
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4373% 2/15/19 (d)(e)		2,342,322	2,225,151
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		1,666,874	1,752,751
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (d)		1,070,000	1,107,022
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (e)		6,000,000	5,532,992
Series 2006-C4 Class AJ, 6.0997% 6/15/38 (e)		2,000,000	1,626,541
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (d)		1,350,000	1,195,155
Class I11, 7.72% 2/26/28 (d)		751,000	625,208
Class I12, 7.72% 2/26/28 (d)		750,000	599,325
Class I9, 7.72% 2/26/28 (d)		1,149,200	1,080,248
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		600,000	0
Class F, 10.813% 5/20/44 (d)		400,000	0
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		$ 3,645,181	$ 3,645,181
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,509,549
Series 1997-RR Class F, 7.4432% 4/30/39 (d)(e)		767,935	706,500
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)		2,342,000	1,288,100
Series 2005-HQ7 Class E, 5.3763% 11/14/42 (e)		1,425,000	826,500
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	3,680,000
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (d)		1,994,152	1,875,126
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		1,042,704	1,042,704
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		428,455	441,866
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (d)		1,133,196	1,194,275
Series 1997-LLI Class F, 7.3% 10/12/34 (d)		1,190,000	1,207,173
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000	1,985,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8323% 7/15/24 (d)(e)		1,800,000	473,810
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,864,574
Series 2004-C12 Class D, 5.4836% 7/15/41 (e)		2,250,000	2,027,023
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,267,366
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $107,444,569)			109,934,003
Common Stocks - 12.9%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	2,795,660
Household Durables - 0.1%
Stanley Martin Communities LLC Class B (a)	6,300	5,040,000
TOTAL CONSUMER DISCRETIONARY		7,835,660
FINANCIALS - 12.3%
Capital Markets - 0.0%
HFF, Inc. (a)	119,400	1,108,032
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 11.9%
Acadia Realty Trust (SBI)	1,116,644	$ 21,216,236
Alexandria Real Estate Equities, Inc.	336,611	23,562,770
AMB Property Corp. (SBI)	166,000	4,394,020
American Campus Communities, Inc.	191,000	5,814,040
Annaly Capital Management, Inc.	318,400	5,603,840
Anworth Mortgage Asset Corp.	481,200	3,430,956
Apartment Investment & Management Co. Class A	92,091	1,968,906
Associated Estates Realty Corp.	205,100	2,867,298
AvalonBay Communities, Inc.	100,837	10,479,989
Boston Properties, Inc.	185,100	15,385,512
Brandywine Realty Trust (SBI)	532,087	6,518,066
Camden Property Trust (SBI)	65,900	3,161,223
CapLease, Inc.	107,400	600,366
CBL & Associates Properties, Inc.	1,241,638	16,215,792
Cedar Shopping Centers, Inc.	482,800	2,935,424
Colonial Properties Trust (SBI)	79,300	1,283,867
Cypress Sharpridge Investments, Inc.	500,580	6,682,743
Cypress Sharpridge Investments, Inc. (d)	56,116	749,149
DCT Industrial Trust, Inc.	735,400	3,522,566
Developers Diversified Realty Corp.	725,554	8,140,716
DiamondRock Hospitality Co.	1,914,800	18,171,452
Digital Realty Trust, Inc.	429,102	26,475,593
Duke Realty LP	267,500	3,100,325
Education Realty Trust, Inc.	1,522,189	10,883,651
Equity Lifestyle Properties, Inc.	186,200	10,144,176
Equity Residential (SBI)	366,561	17,437,307
Essex Property Trust, Inc.	179,716	19,668,119
Excel Trust, Inc.	90,000	1,014,300
Federal Realty Investment Trust (SBI)	19,200	1,567,872
Franklin Street Properties Corp.	43,300	537,786
Glimcher Realty Trust	222,500	1,368,375
Government Properties Income Trust	55,104	1,471,277
HCP, Inc.	409,990	14,751,440
Healthcare Realty Trust, Inc.	396,791	9,280,941
Highwoods Properties, Inc. (SBI)	505,200	16,403,844
Host Hotels & Resorts, Inc.	615,487	8,912,252
Kimco Realty Corp.	329,020	5,182,065
Kite Realty Group Trust	597,533	2,653,047
MFA Financial, Inc.	1,835,346	14,003,690
Mid-America Apartment Communities, Inc.	344,962	20,104,385
Monmouth Real Estate Investment Corp. Class A	110,000	860,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Health Investors, Inc.	144,127	$ 6,350,236
National Retail Properties, Inc.	130,300	3,271,833
Nationwide Health Properties, Inc.	110,900	4,288,503
Omega Healthcare Investors, Inc.	285,510	6,409,700
Pebblebrook Hotel Trust (a)	63,400	1,141,834
Piedmont Office Realty Trust, Inc. Class A	143,600	2,715,476
Post Properties, Inc.	287,200	8,018,624
ProLogis Trust	2,684,900	31,628,122
Public Storage	439,622	42,660,919
Redwood Trust, Inc.	90,400	1,307,184
Regency Centers Corp.	60,700	2,395,829
Simon Property Group, Inc.	740,001	68,627,693
SL Green Realty Corp.	402,600	25,496,658
Sun Communities, Inc.	18,900	580,230
Sunstone Hotel Investors, Inc. (a)	1,596,786	14,482,849
The Macerich Co.	435,625	18,710,094
Two Harbors Investment Corp.	173,700	1,566,774
U-Store-It Trust	228,500	1,907,975
UDR, Inc.	43,639	921,656
Ventas, Inc.	837,580	43,194,001
Vornado Realty Trust	403,489	34,510,414
		668,712,180
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	403,230	6,298,815
CB Richard Ellis Group, Inc. Class A (a)	607,398	11,103,235
Coresite Realty Corp.	185,900	3,046,901
Forest City Enterprises, Inc. Class A (a)	141,613	1,816,895
		22,265,846
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(d)	72,059	721
TOTAL FINANCIALS		692,086,779
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	519,502	8,473,078
Capital Senior Living Corp. (a)	278,100	1,482,273
Emeritus Corp. (a)	730,335	12,459,515
Sunrise Senior Living, Inc. (a)	487,751	1,672,986
		24,087,852
Common Stocks - continued
	Shares	Value
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	150,552	$ 2,372,700
TOTAL COMMON STOCKS (Cost $703,996,086)		726,382,991
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
CommonWealth REIT 6.50%	120,000	2,666,400
Lexington Corporate Properties Trust Series C 6.50%	72,500	3,081,250
		5,747,650
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (d)	34,800	3,062,400
12.00% (d)	10,400	915,200
		3,977,600
TOTAL FINANCIALS		9,725,250
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	21,845
Red Lion Hotels Capital Trust 9.50%	138,465	3,544,704
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	7,600	1,900
		3,568,449
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,381,370
AMB Property Corp. Series O, 7.00%	1,000	25,010
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	234
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,291,625
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,549,985
Apartment Investment & Management Co.:
Series G, 9.375%	72,100	1,842,155
Series T, 8.00%	80,000	2,040,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Apartment Investment & Management Co.: - continued
Series U, 7.75%	40,227	$ 1,020,559
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	506,200
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	245,000
7.375%	25,000	596,000
Cedar Shopping Centers, Inc. 8.875%	50,500	1,294,315
CenterPoint Properties Trust Series D, 5.377%	5,280	2,529,120
CommonWealth REIT 8.75%	11,666	295,733
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,980,448
Series B, 7.50%	43,159	1,053,080
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	1,006,109
Digital Realty Trust, Inc. Series B, 7.875%	36,100	920,189
Duke Realty LP:
8.375%	63,129	1,653,980
Series L, 6.60%	5,334	127,323
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	60,605
Equity Residential (depositary shares) Series N, 6.48%	21,200	527,880
Glimcher Realty Trust Series G, 8.125%	17,500	427,875
Health Care REIT, Inc. Series F, 7.625%	50,000	1,264,500
HomeBanc Mortgage Corp. Series A, 10.00% (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	214,729	5,505,652
Series C, 7.00%	74,798	1,841,527
Kimco Realty Corp. Series G, 7.75%	126,900	3,251,178
LaSalle Hotel Properties:
Series B, 8.375%	9,550	246,963
Series E, 8.00%	91,400	2,296,882
Series G, 7.25%	87,640	2,075,315
LBA Realty Fund II Series B, 7.625%	146,695	2,640,510
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,491,534
Lexington Realty Trust 7.55%	20,285	479,132
LTC Properties, Inc. Series F, 8.00%	59,280	1,508,676
MFA Financial, Inc. Series A, 8.50%	378,300	9,752,574
Omega Healthcare Investors, Inc. Series D, 8.375%	62,100	1,595,970
ProLogis Trust Series C, 8.54%	19,500	1,018,875
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	$ 363,853
Series P, 6.70%	65,000	1,576,250
Public Storage:
Series I, 7.25%	31,655	799,289
Series K, 7.25%	23,796	602,277
Series N, 7.00%	40,000	1,030,800
Regency Centers Corp. 7.25%	31,125	785,906
Saul Centers, Inc.:
8.00%	45,000	1,145,250
Series B (depositary shares) 9.00%	20,000	534,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	1,105,200
Weingarten Realty Investors (SBI) Series F, 6.50%	77,546	1,907,632
		75,194,550
TOTAL FINANCIALS		78,762,999
TOTAL PREFERRED STOCKS (Cost $100,441,927)		88,488,249
Floating Rate Loans - 0.2%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (b)(e)	$ 3,000,000	1,350,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.3% 10/27/13 (e)	490,923	470,059
TOTAL CONSUMER DISCRETIONARY		1,820,059
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
TowerCo Finance LLC term loan 6% 11/24/14 (e)	586,570	592,436
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche C, term loan 2.76% 12/14/12 (e)	$ 936,134	$ 908,050
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (e)	1,995,000	1,975,050
		2,883,100
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.35% 10/10/13 (e)	401,567	357,394
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,605,000
Tranche B, term loan 3.2579% 10/10/13 (e)	2,945,999	2,621,939
		4,584,333
TOTAL FINANCIALS		8,059,869
TOTAL FLOATING RATE LOANS (Cost $11,515,177)		9,879,928
Commodity-Linked Notes - 9.1%

AB Svensk Exportkredit:
Note, three-month U.S. dollar LIBOR minus .27% due 11/18/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	26,844,792
Note, three-month U.S. dollar LIBOR minus .27% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,500,000	46,726,525
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	42,000,000	48,002,082
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 12/20/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	25,000,000	25,297,340
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 5/16/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	19,000,000	21,124,138
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
Credit Suisse New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 11,300,000	$ 13,463,675
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,200,000	11,413,689
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,500,000	9,751,611
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/23/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	11,000,000	11,854,814
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 12/8/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,500,000	11,701,552
Note, three-month U.S. dollar LIBOR minus .27% due 5/20/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	10,000,000	10,741,397
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 12/16/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,600,000	10,970,734
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/25/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	17,547,834
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/28/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,000,000	21,606,723
Note, three-month U.S. dollar LIBOR minus .16% due 6/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	6,700,000	7,720,231
JPMorgan Chase Bank NA:
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 11/1/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	4,500,000	6,279,292
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/15/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 2,000,000	$ 2,291,658
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 12/30/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,000,000	5,555,066
Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	30,000,000	32,347,701
Morgan Stanley:
Medium Term Note, three-month U.S. dollar LIBOR minus .05% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	8,200,000	9,810,988
Medium Term Note, three-month U.S. dollar LIBOR minus .05% due 3/2/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	17,000,000	18,418,741
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 12/14/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	20,400,000	24,193,829
Note, one-month U.S. dollar LIBOR due 3/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	54,500,000	56,389,282
Note, one-month U.S. dollar LIBOR due 8/9/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	5,600,000	7,766,523
UBS AG Jersey Branch:
Note, one-month U.S. dollar LIBOR minus .14% due 11/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	12,400,000	13,973,890
Note, one-month U.S. dollar LIBOR minus .14% due 12/17/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	9,800,000	11,206,901
Commodity-Linked Notes - continued
	Principal Amount (c)	Value
UBS AG Jersey Branch: - continued
Note, one-month U.S. dollar LIBOR minus .14% due 12/21/2010 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	$ 8,300,000	$ 9,938,591
Note, one-month U.S. dollar LIBOR minus .14% due 7/21/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (d)(e)(h)	15,600,000	19,753,735
TOTAL COMMODITY-LINKED NOTES (Cost $461,600,000)		512,693,334
Fixed-Income Funds - 25.3%
	Shares
Fidelity Floating Rate Central Fund (f) (Cost $1,427,970,056)	14,698,580	1,422,087,615
Preferred Securities - 0.0%
	Principal Amount (c)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(d)	$ 1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	85,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (a)(d)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (a)(d)	2,200,000	0
TOTAL PREFERRED SECURITIES (Cost $7,439,814)		85,017
Money Market Funds - 17.0%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (g) (Cost $953,524,313)	953,524,313	$ 953,524,313
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,414,316,517)		5,599,308,136
NET OTHER ASSETS (LIABILITIES) - 0.2%		13,989,736
NET ASSETS - 100%		$ 5,613,297,872
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $700,705,693 or 12.5% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security is linked to the Dow Jones-UBS Commodity Index Total Return. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,075,566
Fidelity Floating Rate Central Fund	59,536,345
Total	$ 61,611,911
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,415,350,664	$ 105,072,102	$ 190,001,713	$ 1,422,087,615	50.4%
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,835,660	$ 2,795,660	$ -	$ 5,040,000
Financials	780,575,028	767,264,437	10,780,740	2,529,851
Health Care	24,087,852	24,087,852	-	-
Materials	2,372,700	2,372,700	-	-
Corporate Bonds	228,781,928	-	223,992,216	4,789,712
U.S. Government and Government Agency Obligations	1,477,892,773	-	1,477,892,773	-
Asset-Backed Securities	47,953,164	-	22,875,061	25,078,103
Collateralized Mortgage Obligations	21,604,821	-	21,597,895	6,926
Commercial Mortgage Securities	109,934,003	-	102,578,254	7,355,749
Floating Rate Loans	9,879,928	-	9,879,928	-
Commodity-Linked Notes	512,693,334	-	512,693,334	-
Fixed-Income Funds	1,422,087,615	1,422,087,615	-	-
Preferred Securities	85,017	-	-	85,017
Money Market Funds	953,524,313	953,524,313	-	-
Total Investments in Securities:	$ 5,599,308,136	$ 3,172,132,577	$ 2,382,290,201	$ 44,885,358
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,731,977
Total Realized Gain (Loss)	(152,353)
Total Unrealized Gain (Loss)	16,184,969
Cost of Purchases	9,098,325
Proceeds of Sales	(9,776,763)
Amortization/Accretion	(56,018)
Transfers in to Level 3	1,371,902
Transfers out of Level 3	(16,516,681)
Ending Balance	$ 44,885,358
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ 14,599,690

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $725,040,077 of which $1,056,822, $720,370,157 and $3,613,098 will expire on September 30, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,032,822,148)	$ 3,223,696,208
Fidelity Central Funds (cost $2,381,494,369)	2,375,611,928
Total Investments (cost $5,414,316,517)		$ 5,599,308,136
Cash		125,379
Foreign currency held at value (cost $14,643)		14,643
Receivable for investments sold		2,579,946
Receivable for fund shares sold		16,108,287
Dividends receivable		2,703,360
Interest receivable		11,620,948
Distributions receivable from Fidelity Central Funds		5,454,002
Receivable from investment adviser for expense reductions		23
Other receivables		10,212
Total assets		5,637,924,936

Liabilities
Payable for investments purchased	$ 2,853,129
Payable for fund shares redeemed	18,225,406
Accrued management fee	2,651,746
Distribution and service plan fees payable	100,595
Other affiliated payables	705,672
Other payables and accrued expenses	90,516
Total liabilities		24,627,064

Net Assets		$ 5,613,297,872
Net Assets consist of:
Paid in capital		$ 6,101,400,122
Undistributed net investment income		44,673,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(717,766,937)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		184,991,252
Net Assets		$ 5,613,297,872

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

September 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($168,215,948 ÷ 18,522,441 shares)	$ 9.08

Maximum offering price per share (100/96.00 of $9.08)	$ 9.46
Class T: Net Asset Value and redemption price per share ($27,373,206 ÷ 3,010,670 shares)	$ 9.09

Maximum offering price per share (100/96.00 of $9.09)	$ 9.47
Class B: Net Asset Value and offering price per share ($7,406,346 ÷ 819,916 shares)A	$ 9.03

Class C: Net Asset Value and offering price per share ($66,399,093 ÷ 7,381,778 shares)A	$ 8.99

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($4,069,022,601 ÷ 445,678,542 shares)	$ 9.13

Class F: Net Asset Value, offering price and redemption price per share ($558,828,553 ÷ 61,218,497 shares)	$ 9.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($716,052,125 ÷ 78,561,783 shares)	$ 9.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 31,178,749
Interest		65,103,569
Inflation principal income		17,693,661
Income from Fidelity Central Funds		61,611,911
Total income		175,587,890

Expenses
Management fee	$ 33,119,558
Transfer agent fees	7,493,407
Distribution and service plan fees	1,081,783
Accounting and security lending fees	1,401,245
Custodian fees and expenses	74,416
Independent trustees' compensation	20,702
Registration fees	144,430
Audit	200,989
Legal	32,659
Miscellaneous	78,959
Total expenses before reductions	43,648,148
Expense reductions	(41,493)	43,606,655
Net investment income		131,981,235
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	443,031,042
Fidelity Central Funds	19,439,775
Foreign currency transactions	(42,817)
Total net realized gain (loss)		462,428,000
Change in net unrealized appreciation (depreciation) on: Investment securities	97,188,912
Assets and liabilities in foreign currencies	15,874
Total change in net unrealized appreciation (depreciation)		97,204,786
Net gain (loss)		559,632,786
Net increase (decrease) in net assets resulting from operations		$ 691,614,021

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 131,981,235	$ 103,699,577
Net realized gain (loss)	462,428,000	(809,610,013)
Change in net unrealized appreciation (depreciation)	97,204,786	555,858,738
Net increase (decrease) in net assets resulting from operations	691,614,021	(150,051,698)
Distributions to shareholders from net investment income	(83,611,982)	(137,555,906)
Distributions to shareholders from net realized gain	(76,503,945)	(279,253,909)
Total distributions	(160,115,927)	(416,809,815)
Share transactions - net increase (decrease)	(591,938,978)	646,121,165
Redemption fees	88,485	143,023
Total increase (decrease) in net assets	(60,352,399)	79,402,675

Net Assets
Beginning of period	5,673,650,271	5,594,247,596
End of period (including undistributed net investment income of $44,673,435 and undistributed net investment income of $62,157,364, respectively)	$ 5,613,297,872	$ 5,673,650,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 9.36	$ 10.23	$ 10.08	$ 10.15
Income from Investment Operations
Net investment income C	.171	.146	.444	.473	.524
Net realized and unrealized gain (loss)	.840	(.528)	(.820)	.077	(.329)
Total from investment operations	1.011	(.382)	(.376)	.550	.195
Distributions from net investment income	(.111)	(.208)	(.424)	(.400)	(.266)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.221)	(.688)	(.494)	(.400)	(.266)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 9.08	$ 8.29	$ 9.36	$ 10.23	$ 10.08
Total Return A,B	12.46%	(2.73)%	(3.96)%	5.55%	1.96%
Ratios to Average Net Assets D,F
Expenses before reductions	1.02%	1.03%	1.01%	1.01%	1.02%
Expenses net of fee waivers, if any	1.02%	1.03%	1.01%	1.01%	1.00%
Expenses net of all reductions	1.02%	1.03%	1.01%	1.01%	.99%
Net investment income	1.98%	1.98%	4.43%	4.66%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 168,216	$ 112,929	$ 125,074	$ 25,406	$ 13,335
Portfolio turnover rate E	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 9.36	$ 10.24	$ 10.08	$ 10.15
Income from Investment Operations
Net investment income C	.170	.144	.449	.476	.517
Net realized and unrealized gain (loss)	.841	(.521)	(.843)	.082	(.325)
Total from investment operations	1.011	(.377)	(.394)	.558	.192
Distributions from net investment income	(.111)	(.203)	(.417)	(.398)	(.263)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.221)	(.683)	(.487)	(.398)	(.263)
Redemption fees added to paid in capital C	- G	- G	.001	- G	.001
Net asset value, end of period	$ 9.09	$ 8.30	$ 9.36	$ 10.24	$ 10.08
Total Return A,B	12.44%	(2.69)%	(4.12)%	5.64%	1.93%
Ratios to Average Net Assets D,F
Expenses before reductions	1.03%	1.07%	1.01%	1.00%	1.05%
Expenses net of fee waivers, if any	1.03%	1.07%	1.01%	1.00%	1.05%
Expenses net of all reductions	1.03%	1.07%	1.01%	1.00%	1.05%
Net investment income	1.98%	1.95%	4.42%	4.67%	5.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,373	$ 23,500	$ 27,405	$ 27,709	$ 22,825
Portfolio turnover rate E	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.27	$ 9.34	$ 10.21	$ 10.06	$ 10.14
Income from Investment Operations
Net investment income C	.108	.093	.376	.405	.450
Net realized and unrealized gain (loss)	.845	(.536)	(.824)	.072	(.318)
Total from investment operations	.953	(.443)	(.448)	.477	.132
Distributions from net investment income	(.083)	(.147)	(.353)	(.327)	(.213)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.193)	(.627)	(.423)	(.327)	(.213)
Redemption fees added to paid in capital C	- G	- G	.001	- G	.001
Net asset value, end of period	$ 9.03	$ 8.27	$ 9.34	$ 10.21	$ 10.06
Total Return A,B	11.73%	(3.53)%	(4.63)%	4.81%	1.33%
Ratios to Average Net Assets D,F
Expenses before reductions	1.75%	1.76%	1.71%	1.69%	1.74%
Expenses net of fee waivers, if any	1.75%	1.75%	1.71%	1.69%	1.74%
Expenses net of all reductions	1.75%	1.75%	1.71%	1.69%	1.73%
Net investment income	1.26%	1.27%	3.72%	3.98%	4.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,406	$ 5,992	$ 8,847	$ 6,828	$ 6,002
Portfolio turnover rate E	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 9.31	$ 10.19	$ 10.04	$ 10.14
Income from Investment Operations
Net investment income C	.105	.088	.366	.392	.437
Net realized and unrealized gain (loss)	.838	(.532)	(.826)	.080	(.323)
Total from investment operations	.943	(.444)	(.460)	.472	.114
Distributions from net investment income	(.083)	(.146)	(.350)	(.322)	(.215)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.193)	(.626)	(.420)	(.322)	(.215)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 8.99	$ 8.24	$ 9.31	$ 10.19	$ 10.04
Total Return A,B	11.65%	(3.55)%	(4.77)%	4.77%	1.15%
Ratios to Average Net Assets D,F
Expenses before reductions	1.78%	1.83%	1.80%	1.81%	1.86%
Expenses net of fee waivers, if any	1.78%	1.83%	1.80%	1.81%	1.85%
Expenses net of all reductions	1.78%	1.83%	1.80%	1.81%	1.84%
Net investment income	1.23%	1.19%	3.63%	3.86%	4.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,399	$ 44,744	$ 50,837	$ 24,175	$ 16,528
Portfolio turnover rate E	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Real Return

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 9.39	$ 10.26	$ 10.10	$ 10.15
Income from Investment Operations
Net investment income B	.196	.166	.479	.504	.544
Net realized and unrealized gain (loss)	.846	(.529)	(.834)	.079	(.317)
Total from investment operations	1.042	(.363)	(.355)	.583	.227
Distributions from net investment income	(.122)	(.227)	(.446)	(.423)	(.278)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.232)	(.707)	(.516)	(.423)	(.278)
Redemption fees added to paid in capital B	- F	- F	.001	- F	.001
Net asset value, end of period	$ 9.13	$ 8.32	$ 9.39	$ 10.26	$ 10.10
Total Return A	12.81%	(2.48)%	(3.73)%	5.89%	2.28%
Ratios to Average Net Assets C,E
Expenses before reductions	.73%	.77%	.73%	.74%	.80%
Expenses net of fee waivers, if any	.73%	.77%	.73%	.74%	.80%
Expenses net of all reductions	.73%	.77%	.73%	.73%	.79%
Net investment income	2.28%	2.25%	4.70%	4.94%	5.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,069,023	$ 4,914,336	$ 4,868,074	$ 4,214,434	$ 2,694,765
Portfolio turnover rate D	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended September 30,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.32	$ 7.63
Income from Investment Operations
Net investment income D	.208	.065
Net realized and unrealized gain (loss)	.845	.676 G
Total from investment operations	1.053	.741
Distributions from net investment income	(.133)	(.051)
Distributions from net realized gain	(.110)	-
Total distributions	(.243)	(.051)
Redemption fees added to paid in capital D,J	-	-
Net asset value, end of period	$ 9.13	$ 8.32
Total Return B,C	12.96%	9.80%
Ratios to Average Net Assets E,I
Expenses before reductions	.60%	.61% A
Expenses net of fee waivers, if any	.60%	.61% A
Expenses net of all reductions	.60%	.61% A
Net investment income	2.41%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 558,829	$ 389
Portfolio turnover rate F	29%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 9.37	$ 10.25	$ 10.09	$ 10.15
Income from Investment Operations
Net investment income B	.194	.166	.475	.500	.540
Net realized and unrealized gain (loss)	.848	(.529)	(.841)	.081	(.321)
Total from investment operations	1.042	(.363)	(.366)	.581	.219
Distributions from net investment income	(.122)	(.227)	(.445)	(.421)	(.280)
Distributions from net realized gain	(.110)	(.480)	(.070)	-	-
Total distributions	(.232)	(.707)	(.515)	(.421)	(.280)
Redemption fees added to paid in capital B	- F	- F	.001	- F	.001
Net asset value, end of period	$ 9.11	$ 8.30	$ 9.37	$ 10.25	$ 10.09
Total Return A	12.84%	(2.49)%	(3.85)%	5.87%	2.20%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.77%	.75%	.76%	.82%
Expenses net of fee waivers, if any	.75%	.77%	.75%	.76%	.82%
Expenses net of all reductions	.75%	.77%	.75%	.75%	.82%
Net investment income	2.25%	2.24%	4.68%	4.92%	5.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 716,052	$ 571,760	$ 514,011	$ 311,894	$ 139,446
Portfolio turnover rate D	29%	38%	40%	19%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2010

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), Commodity-Linked Notes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 375,092,419
Gross unrealized depreciation	(172,955,685)
Net unrealized appreciation (depreciation)	$ 202,136,734

Tax Cost	$ 5,397,171,402

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 34,801,461
Capital loss carryforward	$ (725,040,077)
Net unrealized appreciation (depreciation)	$ 202,136,367

The tax character of distributions paid was as follows:

	September 30, 2010	September 30, 2009
Ordinary Income	$ 160,115,927	$ 416,809,815

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Indexed Securities. The Fund may invest in indexed securities whose values, interest rates and/or redemption prices are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. These securities may be used to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains

Annual Report

4. Operating Policies - continued

Indexed Securities - continued

(losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,029,452,016 and $1,040,702,435, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 376,357	$ -
Class T	-%	.25%	65,076	-
Class B	.65%	.25%	61,986	44,778
Class C	.75%	.25%	578,364	207,704
			$ 1,081,783	$ 252,482

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,851
Class T	6,458
Class B*	11,732
Class C*	7,800
$ 56,841

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 257,844.17
Class T	46,586.18
Class B	17,316.25
Class C	104,689.18
Strategic Real Return	6,054,077.13
Institutional Class	1,012,895.15
	$ 7,493,407

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,205 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23,085 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,808.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.75%	$ 23

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $41,122 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $348.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2010	2009 A
From net investment income
Class A	$ 1,593,234	$ 2,727,717
Class T	320,683	570,324
Class B	61,250	134,171
Class C	472,652	787,740
Strategic Real Return	71,427,737	120,339,069
Class F	1,067,446	2,364
Institutional Class	8,668,980	12,994,521
Total	$ 83,611,982	$ 137,555,906

Annual Report

10. Distributions to Shareholders - continued

Years ended September 30,	2010	2009 A
From net realized gain
Class A	$ 1,672,439	$ 5,924,372
Class T	325,701	1,253,538
Class B	83,005	360,885
Class C	667,876	2,178,629
Strategic Real Return	63,625,267	243,192,394
Class F	2,017,809	-
Institutional Class	8,111,848	26,344,091
Total	$ 76,503,945	$ 279,253,909

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2010	2009 A	2010	2009 A
Class A
Shares sold	10,615,711	5,976,185	$ 90,685,604	$ 45,357,036
Reinvestment of distributions	370,076	1,144,167	3,077,691	8,183,396
Shares redeemed	(6,091,016)	(6,861,567)	(52,371,400)	(50,424,566)
Net increase (decrease)	4,894,771	258,785	$ 41,391,895	$ 3,115,866
Class T
Shares sold	812,058	946,463	$ 6,953,971	$ 7,348,115
Reinvestment of distributions	70,645	235,649	588,027	1,688,581
Shares redeemed	(704,426)	(1,276,358)	(6,067,389)	(9,464,495)
Net increase (decrease)	178,277	(94,246)	$ 1,474,609	$ (427,799)
Class B
Shares sold	357,460	241,356	$ 3,050,687	$ 1,815,580
Reinvestment of distributions	14,631	55,823	121,769	400,507
Shares redeemed	(276,279)	(520,692)	(2,363,553)	(3,802,098)
Net increase (decrease)	95,812	(223,513)	$ 808,903	$ (1,586,011)
Class C
Shares sold	3,428,027	2,162,008	$ 29,121,408	$ 16,517,340
Reinvestment of distributions	120,335	360,754	998,018	2,568,889
Shares redeemed	(1,594,474)	(2,555,814)	(13,603,248)	(19,089,444)
Net increase (decrease)	1,953,888	(33,052)	$ 16,516,178	$ (3,215)

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2010	2009 A	2010	2009 A
Strategic Real Return
Shares sold	62,439,364	115,111,015	$ 538,503,624	$ 868,456,849
Reinvestment of distributions	16,074,514	50,268,485	133,884,159	360,374,519
Shares redeemed	(223,722,569)	(93,186,546)	(1,931,706,512)	(686,487,918)
Net increase (decrease)	(145,208,691)	72,192,954	$ (1,259,318,729)	$ 542,343,450
Class F
Shares sold	71,940,686	46,524	$ 618,764,915	$ 353,665
Reinvestment of distributions	367,306	320	3,085,255	2,364
Shares redeemed	(11,136,292)	(47)	(96,999,485)	(376)
Net increase (decrease)	61,171,700	46,797	$ 524,850,685	$ 355,653
Institutional Class
Shares sold	23,621,317	23,107,662	$ 202,869,795	$ 171,845,204
Reinvestment of distributions	1,978,397	5,398,380	16,468,057	38,601,750
Shares redeemed	(15,883,677)	(14,496,960)	(137,000,371)	(108,123,733)
Net increase (decrease)	9,716,037	14,009,082	$ 82,337,481	$ 102,323,221

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to September 30, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period Fidelity Freedom 2020 Fund was the owner of record of approximately 15% of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds, Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in aggregate, of approximately 70% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of September 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-
2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-
2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-
present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-
present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 19.65% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $93,082,085 of distributions paid during the period January 1, 2010 to September 30, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Real Return Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Class F), as well as the fund's relative investment performance for each class (except Class F) measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2009, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's unmanaged indexes.

Annual Report

Fidelity Strategic Real Return Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the second quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Real Return Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class T, Institutional Class, the retail class, and Class F ranked below its competitive median for 2009 and the total expenses of Class C ranked equal to its competitive median for 2009. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Research & Analysis Company

Geode Capital Management, LLC

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARRSI-UANN-1110
1.814967.105

Item 2. Code of Ethics

As of the end of the period, September 30, 2010, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Strategic Real Return Fund (the "Fund"):

Services Billed by Deloitte Entities

September 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$178,000	$-	$5,800	$-

September 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Real Return Fund	$222,000	$-	$5,800	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2010A	September 30, 2009A
Audit-Related Fees	$720,000	$1,020,000
Tax Fees	$-	$2,000
All Other Fees	$520,000	$405,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2010 A	September 30, 2009 A
Deloitte Entities	$1,280,000	$1,545,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 26, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 26, 2010